UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23147
First Trust Exchange-Traded Fund VIII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

FT Raymond James
Multicap Growth Equity ETF
RJMG | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Raymond James Multicap Growth Equity ETF (the “Fund”) for the year of June 1, 2024 to May 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RJMG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Raymond James Multicap Growth Equity ETF	$88	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.70% for the 12 months ended May 31, 2025. The Fund underperformed its benchmark, the Russell 3000® Growth Index, which returned 17.04% for the Period.
This underperformance was due to:
  Sector Drivers: The Communication Services and Information Technology sectors were the top contributing sectors during the Period, while the Industrials and Materials sectors were the biggest detracting sectors during the Period.
  Security Selection: Security selection in the Communication Services and Health Care sectors aided performance during the Period, while selection in the Financials and Consumer Discretionary sectors were a headwind during the Period.
  Sector Positioning: As of the end of the Period, the portfolio maintained an overweight in the Financials and Real Estate sectors. In addition, the portfolio was underweight in the Information Technology and Communication Services sectors relative to the benchmark.
  Market-Cap Positioning: As of the end of the Period, the portfolio maintained a broad diversification across Market Caps with an underweight in Large Caps relative to the benchmark, which was a headwind to performance during the Period due to top names concentration in the benchmark and outperformance relative to the rest of the market.

Top Contributors/Detractors during the Period:
  Top contributors to the Fund’s performance during the Period included Spotify Technology S.A., which contributed 2.3% to the Fund’s performance; Guidewire Software, Inc., which contributed 1.94% to the Fund’s performance; and Natera, Inc., which contributed 1.19% to the Fund’s performance.
  Top detractors from the Fund’s performance during the Period included Flywire Corp., which detracted 1.24% from the Fund’s performance; Marvell Technology, Inc., which detracted 1.17% from the Fund’s performance; and Abercrombie & Fitch Co. Class A, which detracted 1.15% from the Fund’s performance.
FUND PERFORMANCE (January 17, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	1 Year	Since Inception (1/17/24)
FT Raymond James Multicap Growth Equity ETF	7.70%	10.73%
Russell 3000® Index	13.12%	18.38%
Russell 3000® Growth Index	17.04%	22.44%
Visit www.ftportfolios.com/etf/RJMG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$12,620,172
Total number of portfolio holdings	40
Total advisory fee paid	$95,659
Portfolio turnover rate	145%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Shake Shack, Inc., Class A	2.8%
ROBLOX Corp., Class A	2.7%
Alphabet, Inc., Class A	2.7%
CME Group, Inc.	2.6%
DoorDash, Inc., Class A	2.6%
Check Point Software Technologies Ltd.	2.6%
Natera, Inc.	2.6%
Republic Services, Inc.	2.6%
Welltower, Inc.	2.6%
Meta Platforms, Inc., Class A	2.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RJMG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
FT Raymond James Multicap Growth Equity ETF (RJMG)

FT Vest U.S. Equity Max
Buffer ETF - January
JANM | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - January (the “Fund”) for the period of January 17, 2025 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/JANM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - January	$32(1)	0.85%(2)
(1)	The Fund commenced investment operations on January 17, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.74% for the period from the Fund’s inception on January 17, 2025 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned -0.93% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	-0.29%
Changes in other Variables	1.34%
Expenses (pro-rated annual expense ratio)	-0.31%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (January 17, 2025 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (1/17/25)
FT Vest U.S. Equity Max Buffer ETF - January	0.74%
S&P 500® Index	-0.93%
Visit www.ftportfolios.com/etf/JANM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$30,521,160
Total number of portfolio holdings	4
Total advisory fee paid	$79,531
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	101.3%
Written Options	(2.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/JANM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - January (JANM)

FT Vest U.S. Equity Uncapped Accelerator ETF - January
UXJA | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - January (the “Fund”) for the period of January 17, 2025 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/UXJA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - January	$31(1)	0.85%(2)
(1)	The Fund commenced investment operations on January 17, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -2.04% for the period from the Fund’s inception on January 17, 2025 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned -0.93% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	-1.33%
Changes in other Variables	-0.40%
Expenses (pro-rated annual expense ratio)	-0.31%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (January 17, 2025 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (1/17/25)
FT Vest U.S. Equity Uncapped Accelerator ETF - January	-2.04%
S&P 500® Index	-0.93%
Visit www.ftportfolios.com/etf/UXJA for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$4,390,851
Total number of portfolio holdings	4
Total advisory fee paid	$11,225
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	2.1%
Purchased Options	103.9%
Written Options	(5.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/UXJA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)
FT Vest U.S. Equity Max
Buffer ETF - February
FEBM | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - February (the “Fund”) for the period of February 21, 2025 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/FEBM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - February	$23(1)	0.85%(2)
(1)	The Fund commenced investment operations on February 21, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.45% for the period from the Fund’s inception on February 21, 2025 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned -1.33% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	-0.33%
Changes in other Variables	1.01%
Expenses (pro-rated annual expense ratio)	-0.23%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (February 21, 2025 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (2/21/25)
FT Vest U.S. Equity Max Buffer ETF - February	0.45%
S&P 500® Index	-1.33%
Visit https://www.ftportfolios.com/etf/FEBM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$54,236,745
Total number of portfolio holdings	4
Total advisory fee paid	$97,754
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	101.6%
Written Options	(2.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/FEBM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - February (FEBM)

FT Vest Emerging Markets
Buffer ETF - March
TMAR | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - March (the “Fund”) for the period of March 21, 2025 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/TMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - March	$19(1)	0.95%(2)
(1)	The Fund commenced investment operations on March 21, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.35% for the period from the Fund’s inception on March 21, 2025 through May 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 2.91% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	1.39%
Changes in other Variables	-0.85%
Expenses (pro-rated annual expense ratio)	-0.19%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (March 21, 2025 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (3/21/25)
FT Vest Emerging Markets Buffer ETF - March	0.35%
MSCI Emerging Markets Index	2.91%
Visit https://www.ftportfolios.com/etf/TMAR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$2,003,962
Total number of portfolio holdings	5
Total advisory fee paid	$2,504
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	103.4%
Written Options	(4.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/TMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI Emerging Markets ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Emerging Markets Buffer ETF - March (TMAR)

FT Vest U.S. Equity Equal Weight Buffer ETF - March
RSMR | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - March (the “Fund”) for the period of March 21, 2025 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSMR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - March	$17(1)	0.85%(2)
(1)	The Fund commenced investment operations on March 21, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.94% for the period from the Fund’s inception on March 21, 2025 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 4.56% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	2.67%
Changes in other Variables	-1.56%
Expenses (pro-rated annual expense ratio)	-0.17%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (March 21, 2025 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (3/21/25)
FT Vest U.S. Equity Equal Weight Buffer ETF - March	0.94%
S&P 500® Equal Weight Index	2.06%
S&P 500® Index	4.56%
Visit https://www.ftportfolios.com/etf/RSMR for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$6,107,287
Total number of portfolio holdings	5
Total advisory fee paid	$8,067
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.0%
Written Options	(4.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/RSMR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)

FT Vest U.S. Equity Max
Buffer ETF - March
MARM | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - March (the “Fund”) for the year of June 1, 2024 to May 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MARM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - March	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.25% for the twelve months ended May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 13.52% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	2.36%
Changes in other Variables	6.74%
Expenses (pro-rated annual expense ratio)	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (March 26, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	1 Year	Since Inception (3/26/24)
FT Vest U.S. Equity Max Buffer ETF - March	8.25%	7.85%
S&P 500® Index	13.52%	12.91%
Visit www.ftportfolios.com/etf/MARM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$135,759,690
Total number of portfolio holdings	4
Total advisory fee paid	$1,420,502
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	105.4%
Written Options	(6.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MARM or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended May 31, 2025, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns were reset based upon prevailing market conditions at the start of the new Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MARM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - March (MARM)
FT Vest U.S. Equity Max Buffer ETF - April
APXM | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - April (the “Fund”) for the period of April 17, 2025 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/APXM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - April	$11(1)	0.85%(2)
(1)	The Fund commenced investment operations on April 17, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.76% for the period from the Fund’s inception on April 17, 2025 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 12.08% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	1.32%
Changes in other Variables	0.54%
Expenses (pro-rated annual expense ratio)	-0.10%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (April 17, 2025 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (4/17/25)
FT Vest U.S. Equity Max Buffer ETF - April	1.76%
S&P 500® Index	12.08%
Visit https://www.ftportfolios.com/etf/APXM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$6,750,292
Total number of portfolio holdings	4
Total advisory fee paid	$5,143
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Money Market Funds	1.0%
Purchased Options	111.3%
Written Options	(12.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/APXM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - April (APXM)

FT Vest U.S. Equity Uncapped Accelerator ETF - April
UXAP | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - April (the “Fund”) for the period of April 17, 2025 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/UXAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - April	$11(1)	0.85%(2)
(1)	The Fund commenced investment operations on April 17, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.48% for the period from the Fund’s inception on April 17, 2025 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 12.08% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	11.49%
Changes in other Variables	1.09%
Expenses (pro-rated annual expense ratio)	-0.10%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (April 17, 2025 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (4/17/25)
FT Vest U.S. Equity Uncapped Accelerator ETF - April	12.48%
S&P 500® Index	12.08%
Visit https://www.ftportfolios.com/etf/UXAP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$8,291,213
Total number of portfolio holdings	4
Total advisory fee paid	$6,496
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	2.0%
Purchased Options	114.0%
Written Options	(15.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/UXAP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)

FT Vest U.S. Equity Max Buffer ETF - May
MAYM | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - May (the “Fund”) for the period of May 16, 2025 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/MAYM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - May	$4(1)	0.85%(2)
(1)	The Fund commenced investment operations on May 16, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.03% for the period from the Fund’s inception on May 16, 2025 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned -0.74% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	-0.13%
Changes in other Variables	0.20%
Expenses (pro-rated annual expense ratio)	-0.04%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (May 16, 2025 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (5/16/25)
FT Vest U.S. Equity Max Buffer ETF - May	0.03%
S&P 500® Index	-0.74%
Visit https://www.ftportfolios.com/etf/MAYM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Fund net assets	$14,683,724
Total number of portfolio holdings	4
Total advisory fee paid	$3,431
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.1%
Written Options	(4.2%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/MAYM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - May (MAYM)

FT Vest U.S. Equity Equal Weight Buffer ETF - June

RSJN | NYSE ARCA, INC.

ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - June (the “Fund”) for the period of June 21, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSJN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - June	$83(1)	0.85%(2)
(1)	The Fund commenced investment operations on June 21, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.14% for the period from the Fund’s inception on June 21, 2024 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 9.53% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.61%
Changes in other Variables	1.33%
Expenses (pro-rated annual expense ratio)	-0.80%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (June 21, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (6/21/24)
FT Vest U.S. Equity Equal Weight Buffer ETF - June	6.14%
S&P 500® Equal Weight Index	8.58%
S&P 500® Index	9.53%
Visit https://www.ftportfolios.com/etf/RSJN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$25,594,447
Total number of portfolio holdings	5
Total advisory fee paid	$198,142
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	99.7%
Written Options	(0.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/RSJN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)

FT Vest U.S. Equity Max Buffer ETF - June
JUNM | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - June (the “Fund”) for the period of June 21, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/JUNM . You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - June	$83(1)	0.85%(2)
(1)	The Fund commenced investment operations on June 21, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.26% for the period from the Fund’s inception on June 21, 2024 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 9.53% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	2.23%
Changes in other Variables	4.83%
Expenses (pro-rated annual expense ratio)	-0.80%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (June 21, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (6/21/24)
FT Vest U.S. Equity Max Buffer ETF - June	6.26%
S&P 500® Index	9.53%
Visit www.ftportfolios.com/etf/JUNM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$59,136,472
Total number of portfolio holdings	4
Total advisory fee paid	$635,830
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	100.8%
Written Options	(1.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/JUNM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - June (JUNM)

FT Vest U.S. Equity Max Buffer ETF - July
JULM | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - July (the “Fund”) for the period of July 24, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/JULM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - July	$75(1)	0.85%(2)
(1)	The Fund commenced investment operations on July 24, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.58% for the period from the Fund’s inception on July 24, 2024 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 10.19% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	1.94%
Changes in other Variables	4.37%
Expenses (pro-rated annual expense ratio)	-0.73%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (July 24, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (7/24/24)
FT Vest U.S. Equity Max Buffer ETF - July	5.58%
S&P 500® Index	10.19%
Visit https://www.ftportfolios.com/etf/JULM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$17,600,596
Total number of portfolio holdings	4
Total advisory fee paid	$133,306
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	102.6%
Written Options	(2.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/JULM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - July (JULM)

FT Vest U.S. Equity Max
Buffer ETF - August
AUGM | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - August (the “Fund”) for the period of August 16, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/AUGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - August	$69(1)	0.85%(2)
(1)	The Fund commenced investment operations on August 16, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.25% for the period from the Fund’s inception on August 16, 2024 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 7.56% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	1.40%
Changes in other Variables	3.52%
Expenses (pro-rated annual expense ratio)	-0.67%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (August 16, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (8/16/24)
FT Vest U.S. Equity Max Buffer ETF - August	4.25%
S&P 500® Index	7.56%
Visit https://www.ftportfolios.com/etf/AUGM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$17,799,346
Total number of portfolio holdings	3
Total advisory fee paid	$152,033
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	102.1%
Written Options	(2.5%)
Net Other Assets and Liabilities	0.4%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/AUGM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - August (AUGM)

FT Vest Emerging Markets
Buffer ETF - September
TSEP | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - September (the “Fund”) for the period of September 20, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/TSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - September	$67(1)	0.95%(2)
(1)	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.70% for the period from the Fund’s inception on September 20, 2024 through May 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 5.91% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	2.80%
Changes in other Variables	1.56%
Expenses (pro-rated annual expense ratio)	-0.66%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (September 20, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (9/20/24)
FT Vest Emerging Markets Buffer ETF - September	3.70%
MSCI Emerging Markets Index	5.91%
Visit https://www.ftportfolios.com/etf/TSEP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$2,074,712
Total number of portfolio holdings	5
Total advisory fee paid	$11,547
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	100.5%
Written Options	(1.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/TSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI Emerging Markets ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Emerging Markets Buffer ETF - September (TSEP)

FT Vest U.S. Equity Equal Weight Buffer ETF - September
RSSE | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - September (the “Fund”) for the period of September 20, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSSE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - September	$59(1)	0.85%(2)
(1)	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.65% for the period from the Fund’s inception on September 20, 2024 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 4.61% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	2.26%
Changes in other Variables	-1.02%
Expenses (pro-rated annual expense ratio)	-0.59%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (September 20, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (9/20/24)
FT Vest U.S. Equity Equal Weight Buffer ETF - September	0.65%
S&P 500® Equal Weight Index	0.86%
S&P 500® Index	4.61%
Visit https://www.ftportfolios.com/etf/RSSE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$21,003,841
Total number of portfolio holdings	5
Total advisory fee paid	$115,609
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	100.7%
Written Options	(1.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/RSSE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)

FT Vest U.S. Equity Max
Buffer ETF - September
SEPM | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - September (the “Fund”) for the period of September 20, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/SEPM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - September	$60(1)	0.85%(2)
(1)	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.61% for the period from the Fund’s inception on September 20, 2024 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 4.61% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	0.75%
Changes in other Variables	2.45%
Expenses (pro-rated annual expense ratio)	-0.59%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (September 20, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (9/20/24)
FT Vest U.S. Equity Max Buffer ETF - September	2.61%
S&P 500® Index	4.61%
Visit https://www.ftportfolios.com/etf/SEPM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$22,741,338
Total number of portfolio holdings	5
Total advisory fee paid	$153,268
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	102.0%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/SEPM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - September (SEPM)

FT Vest U.S. Equity Max Buffer
ETF - October
OCTM | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - October (the “Fund”) for the period of October 18, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/OCTM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - October	$53(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.71% for the period from the Fund’s inception on October 18, 2024 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 1.63% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	0.17%
Changes in other Variables	2.07%
Expenses (pro-rated annual expense ratio)	-0.53%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (October 18, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (10/18/24)
FT Vest U.S. Equity Max Buffer ETF - October	1.71%
S&P 500® Index	1.63%
Visit https://www.ftportfolios.com/etf/OCTM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$28,603,077
Total number of portfolio holdings	4
Total advisory fee paid	$151,867
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.2%
Written Options	(1.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/OCTM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - October (OCTM)

FT Vest U.S. Equity Uncapped Accelerator ETF - October
UXOC | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - October (the “Fund”) for the period of October 18, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/UXOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - October	$53(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -0.23% for the period from the Fund’s inception on October 18, 2024 through May 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 1.63% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	0.75%
Changes in other Variables	-0.45%
Expenses (pro-rated annual expense ratio)	-0.53%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (October 18, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (10/18/24)
FT Vest U.S. Equity Uncapped Accelerator ETF - October	-0.23%
S&P 500® Index	1.63%
Visit https://www.ftportfolios.com/etf/UXOC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$16,681,317
Total number of portfolio holdings	4
Total advisory fee paid	$52,003
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.7%
Purchased Options	104.0%
Written Options	(5.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/UXOC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)

FT Vest U.S. Equity Max Buffer
ETF - November
NOVM | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - November (the “Fund”) for the period of November 15, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/NOVM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - November	$46(1)	0.85%(2)
(1)	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.67% for the period from the Fund’s inception on November 15, 2024 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 1.44% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	0.15%
Changes in other Variables	1.98%
Expenses (pro-rated annual expense ratio)	-0.46%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (November 15, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (11/15/24)
FT Vest U.S. Equity Max Buffer ETF - November	1.67%
S&P 500® Index	1.44%
Visit https://www.ftportfolios.com/etf/NOVM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$20,906,642
Total number of portfolio holdings	4
Total advisory fee paid	$94,171
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	101.4%
Written Options	(2.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/NOVM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - November (NOVM)

FT Vest Emerging Markets
Buffer ETF - December
TDEC | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - December (the “Fund”) for the period of December 20, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - December	$44(1)	0.95%(2)
(1)	The Fund commenced investment operations on December 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.46% for the period from the Fund’s inception on December 20, 2024 through May 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 9.12% for the same Period. This underperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	5.03%
Changes in other Variables	0.85%
Expenses (pro-rated annual expense ratio)	-0.42%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (December 20, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (12/20/24)
FT Vest Emerging Markets Buffer ETF - December	5.46%
MSCI Emerging Markets Index	9.12%
Visit www.ftportfolios.com/etf/TDEC for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$13,676,563
Total number of portfolio holdings	5
Total advisory fee paid	$32,420
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	101.7%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/TDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI Emerging Markets ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest Emerging Markets Buffer ETF - December (TDEC)

FT Vest U.S. Equity Equal Weight
Buffer ETF - December
RSDE | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - December (the “Fund”) for the period of December 20, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSDE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - December	$38(1)	0.85%(2)
(1)	The Fund commenced investment operations on December 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.74% for the period from the Fund’s inception on December 20, 2024 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 0.26% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	-0.19%
Changes in other Variables	1.31%
Expenses (pro-rated annual expense ratio)	-0.38%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (December 20, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (12/20/24)
FT Vest U.S. Equity Equal Weight Buffer ETF - December	0.74%
S&P 500® Equal Weight Index	0.87%
S&P 500® Index	0.26%
Visit https://www.ftportfolios.com/etf/RSDE for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$19,272,842
Total number of portfolio holdings	5
Total advisory fee paid	$55,479
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	101.7%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/RSDE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)

FT Vest U.S. Equity Max
Buffer ETF - December
DECM | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - December (the “Fund”) for the period of December 20, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/DECM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - December	$38(1)	0.85%(2)
(1)	The Fund commenced investment operations on December 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.17% for the period from the Fund’s inception on December 20, 2024 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 0.26% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	-0.07%
Changes in other Variables	1.62%
Expenses (pro-rated annual expense ratio)	-0.38%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (December 20, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (12/20/24)
FT Vest U.S. Equity Max Buffer ETF - December	1.17%
S&P 500® Index	0.26%
Visit https://www.ftportfolios.com/etf/DECM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$38,102,032
Total number of portfolio holdings	4
Total advisory fee paid	$123,450
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	101.4%
Written Options	(2.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/DECM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Max Buffer ETF - December (DECM)

FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
DHDG | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (the “Fund”) for the period of October 18, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/DHDG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	$54(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.72% for the period from the Fund’s inception on October 18, 2024 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 1.63% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	0.35%
Changes in other Variables	3.90%
Expenses (pro-rated annual expense ratio)	-0.53%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (October 18, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (10/18/24)
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	3.72%
S&P 500® Index	1.63%
Visit https://www.ftportfolios.com/etf/DHDG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$28,375,781
Total number of portfolio holdings	5
Total advisory fee paid	$124,317
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	106.3%
Written Options	(7.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at https://www.ftportfolios.com/fund-documents/etf/DHDG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal period ended May 31, 2025, the Fund’s predetermined upside cap on Underlying ETF returns was periodically reset based upon prevailing market conditions at the start of each new quarterly Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/DHDG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)

FT Vest U.S. Equity Quarterly Dynamic Buffer ETF
FHDG | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (the “Fund”) for the period of November 15, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/FHDG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	$47(1)	0.85%(2)
(1)	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.90% for the period from the Fund’s inception on November 15, 2024 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 1.44% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	0.37%
Changes in other Variables	1.99%
Expenses (pro-rated annual expense ratio)	-0.46%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (November 15, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (11/15/24)
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	1.90%
S&P 500® Index	1.44%
Visit https://www.ftportfolios.com/etf/FHDG for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$20,174,823
Total number of portfolio holdings	5
Total advisory fee paid	$32,382
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	101.1%
Written Options	(2.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 15, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at https://www.ftportfolios.com/fund-documents/etf/FHDG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal period ended May 31, 2025, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns were periodically reset based upon prevailing market conditions at the start of each new quarterly Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/FHDG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)

FT Vest U.S. Equity Quarterly Max
Buffer ETF
SQMX | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly Max Buffer ETF (the “Fund”) for the period of December 20, 2024 (commencement of investment operations) to May 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/SQMX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly Max Buffer ETF	$38(1)	0.85%(2)
(1)	The Fund commenced investment operations on December 20, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.89% for the period from the Fund’s inception on December 20, 2024 through May 31, 2025. The Fund outperformed its benchmark, the S&P 500® Index, which returned 0.26% for the same Period. This outperformance was due to the following:
Fund NAV Performance Attributed to*:
Changes in Reference Asset	-0.08%
Changes in other Variables	2.35%
Expenses (pro-rated annual expense ratio)	-0.38%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
FUND PERFORMANCE (December 20, 2024 to May 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of May 31, 2025)	Since Inception (12/20/24)
FT Vest U.S. Equity Quarterly Max Buffer ETF	1.89%
S&P 500® Index	0.26%
Visit https://www.ftportfolios.com/etf/SQMX for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of May 31, 2025)
Fund net assets	$3,914,971
Total number of portfolio holdings	5
Total advisory fee paid	$10,621
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of May 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	101.6%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since December 20, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at https://www.ftportfolios.com/fund-documents/etf/SQMX or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal period ended May 31, 2025, the Fund’s predetermined upside cap and downside buffer on Underlying ETF returns were periodically reset based upon prevailing market conditions at the start of each new quarterly Target Outcome Period.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/SQMX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.
FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund VIII (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $24,000 for the fiscal year ended 2024 and $407,024 for the fiscal year ended 2025.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $8,500 for the fiscal year ended 2024 and $127,563 for the fiscal year ended 2025.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2024 were $8,500 for the Registrant, $15,600 for the Registrant’s investment advisor and $18,000 for the Registrant’s distributor; and for the fiscal year ended 2025 were $127,563 for the Registrant, $28,080 for the Registrant’s investment advisor and $32,400 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information
For the Year Ended May 31, 2025

First Trust Exchange-Traded Fund VIII

FT Raymond James Multicap Growth Equity ETF (RJMG)

Table of Contents
FT Raymond James Multicap Growth Equity ETF (RJMG)
Annual Financial Statements and Other Information
May 31, 2025
Performance and Risk Disclosure
There is no assurance that FT Raymond James Multicap Growth Equity ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Raymond James Multicap Growth Equity ETF (RJMG)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
COMMON STOCKS — 100.0%
	Banks — 2.5%
4,224	Wells Fargo & Co.	$315,871
	Biotechnology — 2.6%
2,086	Natera, Inc. (a)	329,025
	Broadline Retail — 5.0%
9,802	Global-e Online Ltd. (a)	312,390
124	MercadoLibre, Inc. (a)	317,848
		630,238
	Capital Markets — 2.6%
1,149	CME Group, Inc.	332,061
	Commercial Services & Supplies — 2.6%
1,268	Republic Services, Inc.	326,244
	Communications Equipment — 2.5%
753	Motorola Solutions, Inc.	312,781
	Consumer Staples Distribution & Retail — 5.1%
308	Costco Wholesale Corp.	320,375
3,266	Walmart, Inc.	322,420
		642,795
	Electronic Equipment, Instruments & Components — 2.5%
2,394	Plexus Corp. (a)	314,236
	Entertainment — 5.3%
3,942	ROBLOX Corp., Class A (a)	342,875
485	Spotify Technology S.A. (a)	322,593
		665,468
	Financial Services — 2.5%
870	Visa, Inc., Class A	317,715
	Ground Transportation — 2.3%
3,433	Uber Technologies, Inc. (a)	288,921
	Health Care Equipment & Supplies — 5.0%
2,998	Boston Scientific Corp. (a)	315,570
971	Insulet Corp. (a)	315,604
		631,174
	Health Care REITs — 2.6%
2,111	Welltower, Inc.	325,685
	Health Care Technology — 2.5%
6,054	Doximity, Inc., Class A (a)	315,353
	Hotels, Restaurants & Leisure — 5.4%
1,589	DoorDash, Inc., Class A (a)	331,545
2,728	Shake Shack, Inc., Class A (a)	354,067
		685,612
Shares	Description	Value

	Insurance — 5.0%
1,524	Allstate (The) Corp.	$319,842
1,110	Progressive (The) Corp.	316,272
		636,114
	Interactive Media & Services — 5.2%
1,953	Alphabet, Inc., Class A	335,408
501	Meta Platforms, Inc., Class A	324,393
		659,801
	IT Services — 4.5%
1,687	GoDaddy, Inc., Class A (a)	307,287
1,770	Wix.com Ltd. (a)	263,641
		570,928
	Real Estate Management & Development — 2.5%
1,390	Jones Lang LaSalle, Inc. (a)	309,553
	Semiconductors & Semiconductor Equipment — 9.9%
2,424	ARM Holdings PLC, ADR (a)	301,885
5,256	Marvell Technology, Inc.	316,359
3,260	Micron Technology, Inc.	307,939
2,378	NVIDIA Corp.	321,339
		1,247,522
	Software — 14.9%
1,441	Check Point Software Technologies Ltd. (a)	329,816
1,491	Guidewire Software, Inc. (a)	320,595
497	HubSpot, Inc. (a)	293,180
3,543	Q2 Holdings, Inc. (a)	310,084
13,643	Rapid7, Inc. (a)	313,107
313	ServiceNow, Inc. (a)	316,471
		1,883,253
	Technology Hardware, Storage & Peripherals — 4.9%
1,539	Apple, Inc.	309,108
17,903	Hewlett Packard Enterprise Co.	309,364
		618,472
	Textiles, Apparel & Luxury Goods — 2.1%
2,480	Deckers Outdoor Corp. (a)	261,690

	Total Investments — 100.0%	12,620,512
	(Cost $11,954,944)
	Net Other Assets and Liabilities — (0.0)%	(340)
	Net Assets — 100.0%	$12,620,172

(a)	Non-income producing security.

See Notes to Financial Statements

FT Raymond James Multicap Growth Equity ETF (RJMG)
Portfolio of Investments (Continued)
May 31, 2025
Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,620,512	$ 12,620,512	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Raymond James Multicap Growth Equity ETF (RJMG)
Statement of Assets and Liabilities
May 31, 2025

ASSETS:
Investments, at value	$12,620,512
Cash	6,670
Dividends receivable	2,418
Total Assets	12,629,600

LIABILITIES:
Investment advisory fees payable	9,428
Total Liabilities	9,428
NET ASSETS	$12,620,172

NET ASSETS consist of:
Paid-in capital	$13,098,808
Par value	5,500
Accumulated distributable earnings (loss)	(484,136)
NET ASSETS	$12,620,172
NET ASSET VALUE, per share	$22.95
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	550,002
Investments, at cost	$11,954,944
See Notes to Financial Statements

FT Raymond James Multicap Growth Equity ETF (RJMG)
Statement of Operations
For the Year Ended May 31, 2025

INVESTMENT INCOME:
Dividends	$52,261
Total investment income	52,261

EXPENSES:
Investment advisory fees	95,659
Total expenses	95,659
NET INVESTMENT INCOME (LOSS)	(43,398)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,058,406)
In-kind redemptions	882,705
Net realized gain (loss)	(175,701)
Net change in unrealized appreciation (depreciation) on investments	727,227
NET REALIZED AND UNREALIZED GAIN (LOSS)	551,526
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$508,128
See Notes to Financial Statements

FT Raymond James Multicap Growth Equity ETF (RJMG)
Statements of Changes in Net Assets

	Year Ended 5/31/2025	Period Ended 5/31/2024 (a)
OPERATIONS:
Net investment income (loss)	$(43,398)	$(8,117)
Net realized gain (loss)	(175,701)	133,718
Net change in unrealized appreciation (depreciation)	727,227	(61,659)
Net increase (decrease) in net assets resulting from operations	508,128	63,942

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,166,672	10,652,261
Cost of shares redeemed	(4,577,669)	(2,193,162)
Net increase (decrease) in net assets resulting from shareholder transactions	3,589,003	8,459,099
Total increase (decrease) in net assets	4,097,131	8,523,041

NET ASSETS:
Beginning of period	8,523,041	—
End of period	$12,620,172	$8,523,041

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	400,002	—
Shares sold	350,000	500,002
Shares redeemed	(200,000)	(100,000)
Shares outstanding, end of period	550,002	400,002

(a)	Inception date is January 17, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Raymond James Multicap Growth Equity ETF (RJMG)
Financial Highlights
For a share outstanding throughout each period

	Year Ended 5/31/2025	Period Ended 5/31/2024 (a)

Net asset value, beginning of period	$21.31	$19.96
Income from investment operations:
Net investment income (loss) (b)	(0.09)	(0.03)
Net realized and unrealized gain (loss)	1.73	1.38
Total from investment operations	1.64	1.35
Net asset value, end of period	$22.95	$21.31
Total return (c)	7.70%	6.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,620	$8,523
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.39)%	(0.37)% (d)
Portfolio turnover rate (e)	145%	34%

(a)	Inception date is January 17, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
FT Raymond James Multicap Growth Equity ETF (RJMG)
May 31, 2025

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Raymond James Multicap Growth Equity ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “RJMG” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of growth companies, as identified by the Fund’s sub-advisor, Raymond James & Associates, Inc. (“Raymond James” or the “Sub-Advisor”). There can be no assurances that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not

Notes to Financial Statements (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
May 31, 2025
reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of May 31, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Financial Statements (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
May 31, 2025
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
There were no distributions paid during the fiscal year ended May 31, 2025 and fiscal period ended May 31, 2024.
As of May 31, 2025, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(25,179)
Accumulated capital and other gain (loss)	(1,025,132)
Net unrealized appreciation (depreciation)	566,175
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable periods ended 2024 and 2025 remain open to federal and state audit. As of May 31, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At May 31, 2025, for federal income tax purposes, the Fund had $1,025,132 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended May 31, 2025, the Fund incurred and elected to defer net late year ordinary or capital losses as follows:

Qualified Late Year Losses
Ordinary Losses	Capital Losses
$25,179	$—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended May 31, 2025, the adjustments for the Fund were as follows:

Notes to Financial Statements (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
May 31, 2025
Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
$18,219	$(855,298)	$837,079
As of May 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$12,054,337	$1,366,721	$(800,546)	$566,175
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
F. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s portfolio based on recommendations provided by the Sub-Advisor and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion up to and including $15 billion	0.76500%
Fund net assets greater than $15 billion	0.72250%
The Trust, on behalf of the Fund, and First Trust have retained Raymond James to serve as non-discretionary investment sub-advisor pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”). In this capacity, Raymond James is responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the Fund’s portfolio. Pursuant to the Sub-

Notes to Financial Statements (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
May 31, 2025
Advisory Agreement, the Advisor has agreed to pay for the services and facilities provided by the Sub-Advisor through sub-advisory fees. The Sub-Advisor receives a sub-advisory fee equal to an annual rate of 0.30% of the Fund’s average daily net assets. The Sub-Advisor’s fees are paid by the Advisor out of the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended May 31, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $16,202,354 and $16,235,265, respectively.
For the fiscal year ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were $8,158,868 and $4,573,149, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities

Notes to Financial Statements (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
May 31, 2025
comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 12, 2026.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of FT Raymond James Multicap Growth Equity ETF (the “Fund”), one of the funds constituting the First Trust Exchange-Traded Fund VIII, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended, and for the period from January 17, 2024 (commencement of investment operations) through May 31, 2024, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period from January 17, 2024 (commencement of investment operations) through May 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
July 22, 2025
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
FT Raymond James Multicap Growth Equity ETF (RJMG)
May 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the fiscal year ended May 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the fiscal year ended May 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain funds it manages, including FT Raymond James Multicap Growth Equity ETF (the “Fund”), in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2024, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Fund is $3,588. This figure is comprised of $145 paid (or to be paid) in fixed compensation and $3,443 paid (or to be paid) in variable compensation. There were a total of 24 beneficiaries of the remuneration described above. Those amounts include $1,707 paid (or to be paid) to senior management of First Trust Advisors L.P. and $1,881 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Fund (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Fund.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.

Other Information (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
May 31, 2025 (Unaudited)
Federal Tax Information
There were no distributions made by RJMG during the Fund’s fiscal year ended May 31, 2025; therefore, no analysis for the corporate dividends received deduction and qualified dividend income was completed.

Annual Financial Statements and Other Information
For the Period Ended May 31, 2025

First Trust Exchange-Traded Fund VIII

FT Vest U.S. Equity Max Buffer ETF - January (JANM)
FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)
FT Vest U.S. Equity Max Buffer ETF - February (FEBM)
FT Vest Emerging Markets Buffer ETF - March (TMAR)
FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)
FT Vest U.S. Equity Max Buffer ETF - March (MARM)
FT Vest U.S. Equity Max Buffer ETF - April (APXM)
FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)
FT Vest U.S. Equity Max Buffer ETF - May (MAYM)
FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)
FT Vest U.S. Equity Max Buffer ETF - June (JUNM)
FT Vest U.S. Equity Max Buffer ETF - July (JULM)
FT Vest U.S. Equity Max Buffer ETF - August (AUGM)
FT Vest Emerging Markets Buffer ETF - September (TSEP)
FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)
FT Vest U.S. Equity Max Buffer ETF - September (SEPM)
FT Vest U.S. Equity Max Buffer ETF - October (OCTM)
FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)
FT Vest U.S. Equity Max Buffer ETF - November (NOVM)
FT Vest Emerging Markets Buffer ETF - December (TDEC)
FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)
FT Vest U.S. Equity Max Buffer ETF - December (DECM)
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)
FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)

Table of Contents
First Trust Exchange-Traded Fund VIII
Annual Financial Statements and Other Information
May 31, 2025

Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest U.S. Equity Max Buffer ETF - January (JANM)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
258,305	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$258,305
	(Cost $258,305)
	Total Investments — 0.9%	258,305
	(Cost $258,305)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.3%
	Call Options Purchased — 96.2%
507	SPDR® S&P 500® ETF Trust	$29,882,073	$5.96	01/16/26	29,364,538
	(Cost $29,708,401)
	Put Options Purchased — 5.1%
507	SPDR® S&P 500® ETF Trust	29,882,073	597.56	01/16/26	1,553,453
	(Cost $1,507,851)
	Total Purchased Options				30,917,991
	(Cost $31,216,252)
WRITTEN OPTIONS — (2.1)%
	Call Options Written — (2.1)%
(507)	SPDR® S&P 500® ETF Trust	(29,882,073)	640.84	01/16/26	(633,532)
	(Premiums received $1,060,061)
	Net Other Assets and Liabilities — (0.1)%				(21,604)
	Net Assets — 100.0%				$30,521,160

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$258,305	$258,305	$—	$—
Purchased Options	30,917,991	—	30,917,991	—
Total	$31,176,296	$258,305	$30,917,991	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(633,532)	$—	$(633,532)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 2.1%
89,298	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$89,298
	(Cost $89,298)
	Total Investments — 2.1%	89,298
	(Cost $89,298)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.9%
	Call Options Purchased — 103.9%
75	SPDR® S&P 500® ETF Trust	$4,420,425	$11.95	01/16/26	4,300,279
96	SPDR® S&P 500® ETF Trust	5,658,144	609.53	01/16/26	262,210
	Total Purchased Options				4,562,489
	(Cost $4,651,812)
WRITTEN OPTIONS — (5.9)%
	Call Options Written — (5.9)%
(75)	SPDR® S&P 500® ETF Trust	(4,420,425)	597.58	01/16/26	(258,150)
	(Premiums received $299,475)
	Net Other Assets and Liabilities — (0.1)%				(2,786)
	Net Assets — 100.0%				$4,390,851

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$89,298	$89,298	$—	$—
Purchased Options	4,562,489	—	4,562,489	—
Total	$4,651,787	$89,298	$4,562,489	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(258,150)	$—	$(258,150)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - February (FEBM)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
505,386	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$505,386
	(Cost $505,386)
	Total Investments — 0.9%	505,386
	(Cost $505,386)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.6%
	Call Options Purchased — 96.2%
900	SPDR® S&P 500® ETF Trust	$53,045,100	$5.98	02/20/26	52,152,255
	(Cost $50,840,380)
	Put Options Purchased — 5.4%
900	SPDR® S&P 500® ETF Trust	53,045,100	599.92	02/20/26	2,953,215
	(Cost $3,843,066)
	Total Purchased Options				55,105,470
	(Cost $54,683,446)
WRITTEN OPTIONS — (2.4)%
	Call Options Written — (2.4)%
(900)	SPDR® S&P 500® ETF Trust	(53,045,100)	642.66	02/20/26	(1,337,094)
	(Premiums received $1,290,480)
	Net Other Assets and Liabilities — (0.1)%				(37,017)
	Net Assets — 100.0%				$54,236,745

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$505,386	$505,386	$—	$—
Purchased Options	55,105,470	—	55,105,470	—
Total	$55,610,856	$505,386	$55,105,470	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,337,094)	$—	$(1,337,094)	$—
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - March (TMAR)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
23,629	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$23,629
	(Cost $23,629)
	Total Investments — 1.2%	23,629
	(Cost $23,629)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.4%
	Call Options Purchased — 98.7%
448	iShares MSCI Emerging Markets ETF	$2,039,296	$0.45	03/20/26	1,977,691
	(Cost $1,999,633)
	Put Options Purchased — 4.7%
448	iShares MSCI Emerging Markets ETF	2,039,296	44.58	03/20/26	93,386
	(Cost $116,593)
	Total Purchased Options				2,071,077
	(Cost $2,116,226)
WRITTEN OPTIONS — (4.5)%
	Call Options Written — (2.1)%
(448)	iShares MSCI Emerging Markets ETF	(2,039,296)	52.30	03/20/26	(41,068)
	(Premiums received $26,184)
	Put Options Written — (2.4)%
(448)	iShares MSCI Emerging Markets ETF	(2,039,296)	40.12	03/20/26	(48,254)
	(Premiums received $47,968)
	Total Written Options				(89,322)
	(Premiums received $74,152)
	Net Other Assets and Liabilities — (0.1)%				(1,422)
	Net Assets — 100.0%				$2,003,962

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$23,629	$23,629	$—	$—
Purchased Options	2,071,077	—	2,071,077	—
Total	$2,094,706	$23,629	$2,071,077	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(89,322)	$—	$(89,322)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
66,135	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$66,135
	(Cost $66,135)
	Total Investments — 1.1%	66,135
	(Cost $66,135)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.0%
	Call Options Purchased — 98.6%
348	Invesco S&P 500® Equal Weight ETF	$6,139,764	$1.74	03/20/26	6,022,276
	(Cost $5,631,494)
	Put Options Purchased — 4.4%
348	Invesco S&P 500® Equal Weight ETF	6,139,764	173.84	03/20/26	267,977
	(Cost $478,668)
	Total Purchased Options				6,290,253
	(Cost $6,110,162)
WRITTEN OPTIONS — (4.0)%
	Call Options Written — (1.7)%
(348)	Invesco S&P 500® Equal Weight ETF	(6,139,764)	197.93	03/20/26	(105,288)
	(Premiums received $53,676)
	Put Options Written — (2.3)%
(348)	Invesco S&P 500® Equal Weight ETF	(6,139,764)	156.46	03/20/26	(139,746)
	(Premiums received $251,891)
	Total Written Options				(245,034)
	(Premiums received $305,567)
	Net Other Assets and Liabilities — (0.1)%				(4,067)
	Net Assets — 100.0%				$6,107,287

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$66,135	$66,135	$—	$—
Purchased Options	6,290,253	—	6,290,253	—
Total	$6,356,388	$66,135	$6,290,253	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(245,034)	$—	$(245,034)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - March (MARM)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,300,723	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$1,300,723
	(Cost $1,300,723)
	Total Investments — 1.0%	1,300,723
	(Cost $1,300,723)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.4%
	Call Options Purchased — 101.3%
2,377	SPDR® S&P 500® ETF Trust	$140,098,003	$5.62	03/20/26	137,491,242
	(Cost $131,055,032)
	Put Options Purchased — 4.1%
2,377	SPDR® S&P 500® ETF Trust	140,098,003	563.96	03/20/26	5,658,853
	(Cost $7,690,667)
	Total Purchased Options				143,150,095
	(Cost $138,745,699)
WRITTEN OPTIONS — (6.3)%
	Call Options Written — (6.3)%
(2,377)	SPDR® S&P 500® ETF Trust	(140,098,003)	604.47	03/20/26	(8,597,633)
	(Premiums received $5,900,429)
	Net Other Assets and Liabilities — (0.1)%				(93,495)
	Net Assets — 100.0%				$135,759,690

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,300,723	$1,300,723	$—	$—
Purchased Options	143,150,095	—	143,150,095	—
Total	$144,450,818	$1,300,723	$143,150,095	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,597,633)	$—	$(8,597,633)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - April (APXM)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
69,158	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$69,158
	(Cost $69,158)
	Total Investments — 1.0%	69,158
	(Cost $69,158)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.3%
	Call Options Purchased — 108.1%
126	SPDR® S&P 500® ETF Trust	$7,426,314	$5.24	04/17/26	7,295,837
	(Cost $6,697,487)
	Put Options Purchased — 3.2%
126	SPDR® S&P 500® ETF Trust	7,426,314	526.39	04/17/26	212,930
	(Cost $416,094)
	Total Purchased Options				7,508,767
	(Cost $7,113,581)
WRITTEN OPTIONS — (12.2)%
	Call Options Written — (12.2)%
(126)	SPDR® S&P 500® ETF Trust	(7,426,314)	564.52	04/17/26	(823,649)
	(Premiums received $520,119)
	Net Other Assets and Liabilities — (0.1)%				(3,984)
	Net Assets — 100.0%				$6,750,292

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$69,158	$69,158	$—	$—
Purchased Options	7,508,767	—	7,508,767	—
Total	$7,577,925	$69,158	$7,508,767	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(823,649)	$—	$(823,649)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 2.0%
161,506	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$161,506
	(Cost $161,506)
	Total Investments — 2.0%	161,506
	(Cost $161,506)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 114.0%
	Call Options Purchased — 114.0%
140	SPDR® S&P 500® ETF Trust	$8,251,460	$10.53	04/17/26	8,035,181
165	SPDR® S&P 500® ETF Trust	9,724,935	536.94	04/17/26	1,416,888
	Total Purchased Options				9,452,069
	(Cost $8,419,648)
WRITTEN OPTIONS — (15.9)%
	Call Options Written — (15.9)%
(140)	SPDR® S&P 500® ETF Trust	(8,251,460)	526.41	04/17/26	(1,317,105)
	(Premiums received $921,192)
	Net Other Assets and Liabilities — (0.1)%				(5,257)
	Net Assets — 100.0%				$8,291,213

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$161,506	$161,506	$—	$—
Purchased Options	9,452,069	—	9,452,069	—
Total	$9,613,575	$161,506	$9,452,069	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,317,105)	$—	$(1,317,105)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - May (MAYM)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
156,181	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$156,181
	(Cost $156,181)
	Total Investments — 1.1%	156,181
	(Cost $156,181)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.1%
	Call Options Purchased — 97.3%
247	SPDR® S&P 500® ETF Trust	$14,557,933	$5.92	05/15/26	14,292,877
	(Cost $14,281,162)
	Put Options Purchased — 5.8%
247	SPDR® S&P 500® ETF Trust	14,557,933	594.18	05/15/26	846,368
	(Cost $855,907)
	Total Purchased Options				15,139,245
	(Cost $15,137,069)
WRITTEN OPTIONS — (4.2)%
	Call Options Written — (4.2)%
(247)	SPDR® S&P 500® ETF Trust	(14,557,933)	635.91	05/15/26	(609,095)
	(Premiums received $631,336)
	Net Other Assets and Liabilities — (0.0)%				(2,607)
	Net Assets — 100.0%				$14,683,724

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$156,181	$156,181	$—	$—
Purchased Options	15,139,245	—	15,139,245	—
Total	$15,295,426	$156,181	$15,139,245	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(609,095)	$—	$(609,095)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
105,842	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$105,842
	(Cost $105,842)
	Total Investments — 0.4%	105,842
	(Cost $105,842)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.7%
	Call Options Purchased — 99.4%
1,456	Invesco S&P 500® Equal Weight ETF	$25,688,208	$1.66	06/20/25	25,450,167
	(Cost $24,552,781)
	Put Options Purchased — 0.3%
1,456	Invesco S&P 500® Equal Weight ETF	25,688,208	165.59	06/20/25	65,141
	(Cost $1,151,037)
	Total Purchased Options				25,515,308
	(Cost $25,703,818)
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(1,456)	Invesco S&P 500® Equal Weight ETF	(25,688,208)	197.10	06/20/25	(641)
	(Premiums received $134,333)
	Put Options Written — (0.0)%
(1,456)	Invesco S&P 500® Equal Weight ETF	(25,688,208)	149.03	06/20/25	(9,930)
	(Premiums received $349,633)
	Total Written Options				(10,571)
	(Premiums received $483,966)
	Net Other Assets and Liabilities — (0.1)%				(16,132)
	Net Assets — 100.0%				$25,594,447

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$105,842	$105,842	$—	$—
Purchased Options	25,515,308	—	25,515,308	—
Total	$25,621,150	$105,842	$25,515,308	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,571)	$—	$(10,571)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - June (JUNM)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
180,730	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$180,730
	(Cost $180,730)
	Total Investments — 0.3%	180,730
	(Cost $180,730)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.8%
	Call Options Purchased — 100.6%
1,022	SPDR® S&P 500® ETF Trust	$60,235,658	$5.43	06/20/25	59,502,496
	(Cost $55,841,224)
	Put Options Purchased — 0.2%
1,022	SPDR® S&P 500® ETF Trust	60,235,658	544.49	06/20/25	124,152
	(Cost $2,429,251)
	Total Purchased Options				59,626,648
	(Cost $58,270,475)
WRITTEN OPTIONS — (1.0)%
	Call Options Written — (1.0)%
(1,022)	SPDR® S&P 500® ETF Trust	(60,235,658)	593.95	06/20/25	(620,998)
	(Premiums received $1,719,755)
	Net Other Assets and Liabilities — (0.1)%				(49,908)
	Net Assets — 100.0%				$59,136,472

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$180,730	$180,730	$—	$—
Purchased Options	59,626,648	—	59,626,648	—
Total	$59,807,378	$180,730	$59,626,648	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(620,998)	$—	$(620,998)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - July (JULM)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
67,169	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$67,169
	(Cost $67,169)
	Total Investments — 0.4%	67,169
	(Cost $67,169)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.6%
	Call Options Purchased — 101.9%
308	SPDR® S&P 500® ETF Trust	$18,153,212	$5.39	07/18/25	17,937,683
	(Cost $16,603,216)
	Put Options Purchased — 0.7%
308	SPDR® S&P 500® ETF Trust	18,153,212	541.21	07/18/25	112,552
	(Cost $766,906)
	Total Purchased Options				18,050,235
	(Cost $17,370,122)
WRITTEN OPTIONS — (2.9)%
	Call Options Written — (2.9)%
(308)	SPDR® S&P 500® ETF Trust	(18,153,212)	586.96	07/18/25	(504,467)
	(Premiums received $616,598)
	Net Other Assets and Liabilities — (0.1)%				(12,341)
	Net Assets — 100.0%				$17,600,596

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$67,169	$67,169	$—	$—
Purchased Options	18,050,235	—	18,050,235	—
Total	$18,117,404	$67,169	$18,050,235	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(504,467)	$—	$(504,467)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - August (AUGM)
Portfolio of Investments
May 31, 2025

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.1%
	Call Options Purchased — 100.8%
308	SPDR® S&P 500® ETF Trust	$18,153,212	$5.52	08/15/25	$17,937,008
	(Cost $17,215,395)
	Put Options Purchased — 1.3%
308	SPDR® S&P 500® ETF Trust	18,153,212	554.29	08/15/25	244,127
	(Cost $825,034)
	Total Purchased Options				18,181,135
	(Cost $18,040,429)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (2.5)%
(308)	SPDR® S&P 500® ETF Trust	(18,153,212)	598.77	08/15/25	(447,299)
	(Premiums received $582,691)
	Net Other Assets and Liabilities — 0.4%				65,510
	Net Assets — 100.0%				$17,799,346

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$18,181,135	$—	$18,181,135	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(447,299)	$—	$(447,299)	$—
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - September (TSEP)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
14,519	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$14,519
	(Cost $14,519)
	Total Investments — 0.7%	14,519
	(Cost $14,519)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.5%
	Call Options Purchased — 98.5%
458	iShares MSCI Emerging Markets ETF	$2,084,816	$0.44	09/19/25	2,044,837
	(Cost $2,027,129)
	Put Options Purchased — 2.0%
458	iShares MSCI Emerging Markets ETF	2,084,816	43.69	09/19/25	40,703
	(Cost $127,576)
	Total Purchased Options				2,085,540
	(Cost $2,154,705)
WRITTEN OPTIONS — (1.1)%
	Call Options Written — (0.5)%
(458)	iShares MSCI Emerging Markets ETF	(2,084,816)	50.79	09/19/25	(10,099)
	(Premiums received $16,006)
	Put Options Written — (0.6)%
(458)	iShares MSCI Emerging Markets ETF	(2,084,816)	39.32	09/19/25	(13,616)
	(Premiums received $31,808)
	Total Written Options				(23,715)
	(Premiums received $47,814)
	Net Other Assets and Liabilities — (0.1)%				(1,632)
	Net Assets — 100.0%				$2,074,712

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$14,519	$14,519	$—	$—
Purchased Options	2,085,540	—	2,085,540	—
Total	$2,100,059	$14,519	$2,085,540	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(23,715)	$—	$(23,715)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
138,512	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$138,512
	(Cost $138,512)
	Total Investments — 0.7%	138,512
	(Cost $138,512)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.7%
	Call Options Purchased — 97.4%
1,176	Invesco S&P 500® Equal Weight ETF	$20,748,168	$1.77	09/19/25	20,467,598
	(Cost $20,982,331)
	Put Options Purchased — 3.3%
1,176	Invesco S&P 500® Equal Weight ETF	20,748,168	177.44	09/19/25	690,935
	(Cost $881,803)
	Total Purchased Options				21,158,533
	(Cost $21,864,134)
WRITTEN OPTIONS — (1.3)%
	Call Options Written — (0.1)%
(1,176)	Invesco S&P 500® Equal Weight ETF	(20,748,168)	203.54	09/19/25	(22,179)
	(Premiums received $263,334)
	Put Options Written — (1.2)%
(1,176)	Invesco S&P 500® Equal Weight ETF	(20,748,168)	159.70	09/19/25	(256,450)
	(Premiums received $340,780)
	Total Written Options				(278,629)
	(Premiums received $604,114)
	Net Other Assets and Liabilities — (0.1)%				(14,575)
	Net Assets — 100.0%				$21,003,841

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$138,512	$138,512	$—	$—
Purchased Options	21,158,533	—	21,158,533	—
Total	$21,297,045	$138,512	$21,158,533	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(278,629)	$—	$(278,629)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - September (SEPM)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
122,201	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$122,201
	(Cost $122,201)
	Total Investments — 0.6%	122,201
	(Cost $122,201)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.0%
	Call Options Purchased — 99.6%
390	SPDR® S&P 500® ETF Trust	$22,986,210	$5.66	09/19/25	22,648,193
	(Cost $22,192,245)
	Put Options Purchased — 2.4%
390	SPDR® S&P 500® ETF Trust	22,986,210	568.23	09/19/25	553,543
	(Cost $1,073,311)
	Total Purchased Options				23,201,736
	(Cost $23,265,556)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (2.4)%
(390)	SPDR® S&P 500® ETF Trust	(22,986,210)	608.03	09/19/25	(552,661)
	(Premiums received $900,999)
	Put Options Written — (0.1)%
(390)	SPDR® S&P 500® ETF Trust	(22,986,210)	284.24	09/19/25	(14,087)
	(Premiums received $55,171)
	Total Written Options				(566,748)
	(Premiums received $956,170)
	Net Other Assets and Liabilities — (0.1)%				(15,851)
	Net Assets — 100.0%				$22,741,338

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$122,201	$122,201	$—	$—
Purchased Options	23,201,736	—	23,201,736	—
Total	$23,323,937	$122,201	$23,201,736	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(566,748)	$—	$(566,748)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - October (OCTM)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
177,309	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$177,309
	(Cost $177,309)
	Total Investments — 0.6%	177,309
	(Cost $177,309)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.2%
	Call Options Purchased — 97.7%
481	SPDR® S&P 500® ETF Trust	$28,349,659	$5.83	10/17/25	27,925,648
	(Cost $27,869,989)
	Put Options Purchased — 3.5%
481	SPDR® S&P 500® ETF Trust	28,349,659	584.57	10/17/25	1,002,476
	(Cost $1,365,908)
	Total Purchased Options				28,928,124
	(Cost $29,235,897)
WRITTEN OPTIONS — (1.7)%
	Call Options Written — (1.7)%
(481)	SPDR® S&P 500® ETF Trust	(28,349,659)	625.80	10/17/25	(482,140)
	(Premiums received $1,014,033)
	Net Other Assets and Liabilities — (0.1)%				(20,216)
	Net Assets — 100.0%				$28,603,077

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$177,309	$177,309	$—	$—
Purchased Options	28,928,124	—	28,928,124	—
Total	$29,105,433	$177,309	$28,928,124	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(482,140)	$—	$(482,140)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.7%
276,639	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$276,639
	(Cost $276,639)
	Total Investments — 1.7%	276,639
	(Cost $276,639)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.0%
	Call Options Purchased — 104.0%
286	SPDR® S&P 500® ETF Trust	$16,856,554	$11.69	10/17/25	16,439,695
363	SPDR® S&P 500® ETF Trust	21,394,857	596.28	10/17/25	905,275
	Total Purchased Options				17,344,970
	(Cost $17,262,601)
WRITTEN OPTIONS — (5.6)%
	Call Options Written — (5.6)%
(286)	SPDR® S&P 500® ETF Trust	(16,856,554)	584.59	10/17/25	(929,480)
	(Premiums received $1,086,596)
	Net Other Assets and Liabilities — (0.1)%				(10,812)
	Net Assets — 100.0%				$16,681,317

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$276,639	$276,639	$—	$—
Purchased Options	17,344,970	—	17,344,970	—
Total	$17,621,609	$276,639	$17,344,970	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(929,480)	$—	$(929,480)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - November (NOVM)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
145,994	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$145,994
	(Cost $145,994)
	Total Investments — 0.7%	145,994
	(Cost $145,994)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.4%
	Call Options Purchased — 97.5%
351	SPDR® S&P 500® ETF Trust	$20,687,589	$5.84	11/21/25	20,384,349
	(Cost $20,596,807)
	Put Options Purchased — 3.9%
351	SPDR® S&P 500® ETF Trust	20,687,589	585.73	11/21/25	820,252
	(Cost $856,176)
	Total Purchased Options				21,204,601
	(Cost $21,452,983)
WRITTEN OPTIONS — (2.0)%
	Call Options Written — (2.0)%
(351)	SPDR® S&P 500® ETF Trust	(20,687,589)	629.68	11/21/25	(429,055)
	(Premiums received $955,425)
	Net Other Assets and Liabilities — (0.1)%				(14,898)
	Net Assets — 100.0%				$20,906,642

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$145,994	$145,994	$—	$—
Purchased Options	21,204,601	—	21,204,601	—
Total	$21,350,595	$145,994	$21,204,601	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(429,055)	$—	$(429,055)	$—
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - December (TDEC)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
126,097	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$126,097
	(Cost $126,097)
	Total Investments — 0.9%	126,097
	(Cost $126,097)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.7%
	Call Options Purchased — 99.3%
3,068	iShares MSCI Emerging Markets ETF	$13,965,536	$0.42	12/19/25	13,572,801
	(Cost $12,938,501)
	Put Options Purchased — 2.4%
3,068	iShares MSCI Emerging Markets ETF	13,965,536	42.27	12/19/25	329,105
	(Cost $653,050)
	Total Purchased Options				13,901,906
	(Cost $13,591,551)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (1.4)%
(3,068)	iShares MSCI Emerging Markets ETF	(13,965,536)	50.69	12/19/25	(194,051)
	(Premiums received $184,273)
	Put Options Written — (1.1)%
(3,068)	iShares MSCI Emerging Markets ETF	(13,965,536)	38.04	12/19/25	(146,282)
	(Premiums received $299,674)
	Total Written Options				(340,333)
	(Premiums received $483,947)
	Net Other Assets and Liabilities — (0.1)%				(11,107)
	Net Assets — 100.0%				$13,676,563

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$126,097	$126,097	$—	$—
Purchased Options	13,901,906	—	13,901,906	—
Total	$14,028,003	$126,097	$13,901,906	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(340,333)	$—	$(340,333)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
168,658	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$168,658
	(Cost $168,658)
	Total Investments — 0.9%	168,658
	(Cost $168,658)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.7%
	Call Options Purchased — 97.6%
1,083	Invesco S&P 500® Equal Weight ETF	$19,107,369	$1.77	12/19/25	18,804,562
	(Cost $18,762,682)
	Put Options Purchased — 4.1%
1,083	Invesco S&P 500® Equal Weight ETF	19,107,369	176.66	12/19/25	800,391
	(Cost $895,069)
	Total Purchased Options				19,604,953
	(Cost $19,657,751)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (0.6)%
(1,083)	Invesco S&P 500® Equal Weight ETF	(19,107,369)	201.69	12/19/25	(110,661)
	(Premiums received $228,811)
	Put Options Written — (1.9)%
(1,083)	Invesco S&P 500® Equal Weight ETF	(19,107,369)	158.99	12/19/25	(377,230)
	(Premiums received $422,324)
	Total Written Options				(487,891)
	(Premiums received $651,135)
	Net Other Assets and Liabilities — (0.1)%				(12,878)
	Net Assets — 100.0%				$19,272,842

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$168,658	$168,658	$—	$—
Purchased Options	19,604,953	—	19,604,953	—
Total	$19,773,611	$168,658	$19,604,953	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(487,891)	$—	$(487,891)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - December (DECM)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
295,451	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$295,451
	(Cost $295,451)
	Total Investments — 0.8%	295,451
	(Cost $295,451)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.4%
	Call Options Purchased — 96.8%
637	SPDR® S&P 500® ETF Trust	$37,544,143	$5.89	12/19/25	36,881,427
	(Cost $36,997,880)
	Put Options Purchased — 4.6%
637	SPDR® S&P 500® ETF Trust	37,544,143	591.13	12/19/25	1,745,705
	(Cost $1,784,962)
	Total Purchased Options				38,627,132
	(Cost $38,782,842)
WRITTEN OPTIONS — (2.1)%
	Call Options Written — (2.1)%
(637)	SPDR® S&P 500® ETF Trust	(37,544,143)	634.48	12/19/25	(793,887)
	(Premiums received $1,413,641)
	Net Other Assets and Liabilities — (0.1)%				(26,664)
	Net Assets — 100.0%				$38,102,032

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$295,451	$295,451	$—	$—
Purchased Options	38,627,132	—	38,627,132	—
Total	$38,922,583	$295,451	$38,627,132	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(793,887)	$—	$(793,887)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
296,124	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$296,124
	(Cost $296,124)
	Total Investments — 1.0%	296,124
	(Cost $296,124)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.3%
	Call Options Purchased — 105.9%
516	SPDR® S&P 500® ETF Trust	$30,412,524	$5.26	07/18/25	30,058,099
	(Cost $26,859,853)
	Put Options Purchased — 0.4%
516	SPDR® S&P 500® ETF Trust	30,412,524	513.25	07/18/25	94,928
	(Cost $984,814)
	Total Purchased Options				30,153,027
	(Cost $27,844,667)
WRITTEN OPTIONS — (7.2)%
	Call Options Written — (7.1)%
(516)	SPDR® S&P 500® ETF Trust	(30,412,524)	557.34	07/18/25	(2,026,234)
	(Premiums received $624,573)
	Put Options Written — (0.1)%
(516)	SPDR® S&P 500® ETF Trust	(30,412,524)	447.45	07/18/25	(27,554)
	(Premiums received $313,112)
	Total Written Options				(2,053,788)
	(Premiums received $937,685)
	Net Other Assets and Liabilities — (0.1)%				(19,582)
	Net Assets — 100.0%				$28,375,781

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$296,124	$296,124	$—	$—
Purchased Options	30,153,027	—	30,153,027	—
Total	$30,449,151	$296,124	$30,153,027	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,053,788)	$—	$(2,053,788)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
232,497	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$232,497
	(Cost $232,497)
	Total Investments — 1.2%	232,497
	(Cost $232,497)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.1%
	Call Options Purchased — 98.1%
340	SPDR® S&P 500® ETF Trust	$20,039,260	$5.94	08/15/25	19,786,470
	(Cost $19,904,541)
	Put Options Purchased — 3.0%
340	SPDR® S&P 500® ETF Trust	20,039,260	594.20	08/15/25	609,987
	(Cost $594,104)
	Total Purchased Options				20,396,457
	(Cost $20,498,645)
WRITTEN OPTIONS — (2.2)%
	Call Options Written — (1.0)%
(340)	SPDR® S&P 500® ETF Trust	(20,039,260)	618.68	08/15/25	(196,741)
	(Premiums received $277,426)
	Put Options Written — (1.2)%
(340)	SPDR® S&P 500® ETF Trust	(20,039,260)	549.64	08/15/25	(245,698)
	(Premiums received $247,072)
	Total Written Options				(442,439)
	(Premiums received $524,498)
	Net Other Assets and Liabilities — (0.1)%				(11,692)
	Net Assets — 100.0%				$20,174,823

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$232,497	$232,497	$—	$—
Purchased Options	20,396,457	—	20,396,457	—
Total	$20,628,954	$232,497	$20,396,457	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(442,439)	$—	$(442,439)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)
Portfolio of Investments
May 31, 2025

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
39,344	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$39,344
	(Cost $39,344)
	Total Investments — 1.0%	39,344
	(Cost $39,344)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.6%
	Call Options Purchased — 101.1%
68	SPDR® S&P 500® ETF Trust	$4,007,852	$5.64	06/20/25	3,957,646
	(Cost $3,757,102)
	Put Options Purchased — 0.5%
68	SPDR® S&P 500® ETF Trust	4,007,852	563.98	06/20/25	18,962
	(Cost $127,589)
	Total Purchased Options				3,976,608
	(Cost $3,884,691)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (2.5)%
(68)	SPDR® S&P 500® ETF Trust	(4,007,852)	580.90	06/20/25	(96,513)
	(Premiums received $68,637)
	Put Options Written — (0.0)%
(68)	SPDR® S&P 500® ETF Trust	(4,007,852)	495.17	06/20/25	(1,837)
	(Premiums received $28,752)
	Total Written Options				(98,350)
	(Premiums received $97,389)
	Net Other Assets and Liabilities — (0.1)%				(2,631)
	Net Assets — 100.0%				$3,914,971

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$39,344	$39,344	$—	$—
Purchased Options	3,976,608	—	3,976,608	—
Total	$4,015,952	$39,344	$3,976,608	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(98,350)	$—	$(98,350)	$—
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
May 31, 2025

	FT Vest U.S. Equity Max Buffer ETF - January (JANM)	FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)	FT Vest U.S. Equity Max Buffer ETF - February (FEBM)	FT Vest Emerging Markets Buffer ETF - March (TMAR)
ASSETS:
Investments, at value	$258,305	$89,298	$505,386	$23,629
Options contracts purchased, at value	30,917,991	4,562,489	55,105,470	2,071,077
Cash	—	—	—	—
Due from broker	—	—	—	—
Receivables:
Capital shares sold	1,565,775	—	—	—
Dividends	963	320	1,820	77
Total Assets	32,743,034	4,652,107	55,612,676	2,094,783

LIABILITIES:
Options contracts written, at value	633,532	258,150	1,337,094	89,322
Due to authorized participant	1,565,775	—	—	—
Due to broker	7	1	8	—
Investment advisory fees payable	22,560	3,105	38,829	1,499
Total Liabilities	2,221,874	261,256	1,375,931	90,821
NET ASSETS	$30,521,160	$4,390,851	$54,236,745	$2,003,962

NET ASSETS consist of:
Paid-in capital	$30,293,747	$4,441,835	$53,620,574	$2,035,154
Par value	9,750	1,500	18,750	1,000
Accumulated distributable earnings (loss)	217,663	(52,484)	597,421	(32,192)
NET ASSETS	$30,521,160	$4,390,851	$54,236,745	$2,003,962
NET ASSET VALUE, per share	$31.30	$29.27	$28.93	$20.04
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	975,002	150,002	1,875,002	100,002
Investments, at cost	$258,305	$89,298	$505,386	$23,629
Premiums paid on options contracts purchased	$31,216,252	$4,651,812	$54,683,446	$2,116,226
Premiums received on options contracts written	$1,060,061	$299,475	$1,290,480	$74,152
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)	FT Vest U.S. Equity Max Buffer ETF - March (MARM)	FT Vest U.S. Equity Max Buffer ETF - April (APXM)	FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)	FT Vest U.S. Equity Max Buffer ETF - May (MAYM)	FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)

$66,135	$1,300,723	$69,158	$161,506	$156,181	$105,842
6,290,253	143,150,095	7,508,767	9,452,069	15,139,245	25,515,308
—	—	—	—	—	—
74	200	—	—	643	1,847

—	—	—	—	—	—
238	4,795	950	2,159	181	390
6,356,700	144,455,813	7,578,875	9,615,734	15,296,250	25,623,387

245,034	8,597,633	823,649	1,317,105	609,095	10,571
—	—	—	—	—	—
—	—	740	1,595	—	—
4,379	98,490	4,194	5,821	3,431	18,369
249,413	8,696,123	828,583	1,324,521	612,526	28,940
$6,107,287	$135,759,690	$6,750,292	$8,291,213	$14,683,724	$25,594,447

$5,870,885	$139,248,189	$6,660,369	$7,657,462	$14,654,557	$24,080,297
3,000	42,750	2,250	2,500	4,750	8,000
233,402	(3,531,249)	87,673	631,251	24,417	1,506,150
$6,107,287	$135,759,690	$6,750,292	$8,291,213	$14,683,724	$25,594,447
$20.36	$31.76	$30.00	$33.16	$30.91	$31.99
300,002	4,275,002	225,002	250,002	475,002	800,002
$66,135	$1,300,723	$69,158	$161,506	$156,181	$105,842
$6,110,162	$138,745,699	$7,113,581	$8,419,648	$15,137,069	$25,703,818
$305,567	$5,900,429	$520,119	$921,192	$631,336	$483,966
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
May 31, 2025

	FT Vest U.S. Equity Max Buffer ETF - June (JUNM)	FT Vest U.S. Equity Max Buffer ETF - July (JULM)	FT Vest U.S. Equity Max Buffer ETF - August (AUGM)	FT Vest Emerging Markets Buffer ETF - September (TSEP)
ASSETS:
Investments, at value	$180,730	$67,169	$—	$14,519
Options contracts purchased, at value	59,626,648	18,050,235	18,181,135	2,085,540
Cash	—	—	79,245	—
Due from broker	—	—	—	—
Receivables:
Capital shares sold	—	—	—	—
Dividends	679	249	—	53
Total Assets	59,808,057	18,117,653	18,260,380	2,100,112

LIABILITIES:
Options contracts written, at value	620,998	504,467	447,299	23,715
Due to authorized participant	—	—	—	—
Due to broker	8,312	—	323	9
Investment advisory fees payable	42,275	12,590	13,412	1,676
Total Liabilities	671,585	517,057	461,034	25,400
NET ASSETS	$59,136,472	$17,600,596	$17,799,346	$2,074,712

NET ASSETS consist of:
Paid-in capital	$54,134,240	$16,605,326	$16,850,981	$2,074,452
Par value	18,250	5,500	5,500	1,000
Accumulated distributable earnings (loss)	4,983,982	989,770	942,865	(740)
NET ASSETS	$59,136,472	$17,600,596	$17,799,346	$2,074,712
NET ASSET VALUE, per share	$32.40	$32.00	$32.36	$20.75
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,825,002	550,002	550,002	100,002
Investments, at cost	$180,730	$67,169	$—	$14,519
Premiums paid on options contracts purchased	$58,270,475	$17,370,122	$18,040,429	$2,154,705
Premiums received on options contracts written	$1,719,755	$616,598	$582,691	$47,814
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)	FT Vest U.S. Equity Max Buffer ETF - September (SEPM)	FT Vest U.S. Equity Max Buffer ETF - October (OCTM)	FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)	FT Vest U.S. Equity Max Buffer ETF - November (NOVM)	FT Vest Emerging Markets Buffer ETF - December (TDEC)

$138,512	$122,201	$177,309	$276,639	$145,994	$126,097
21,158,533	23,201,736	28,928,124	17,344,970	21,204,601	13,901,906
—	—	—	—	—	—
—	—	1	—	328	—

—	—	—	—	—	—
505	447	658	994	558	457
21,297,550	23,324,384	29,106,092	17,622,603	21,351,481	14,028,460

278,629	566,748	482,140	929,480	429,055	340,333
—	—	—	—	—	—
9	2	—	—	—	535
15,071	16,296	20,875	11,806	15,784	11,029
293,709	583,046	503,015	941,286	444,839	351,897
$21,003,841	$22,741,338	$28,603,077	$16,681,317	$20,906,642	$13,676,563

$21,560,754	$22,044,263	$28,055,967	$16,484,830	$20,621,731	$13,222,258
10,500	7,500	9,250	5,500	6,750	6,500
(567,413)	689,575	537,860	190,987	278,161	447,805
$21,003,841	$22,741,338	$28,603,077	$16,681,317	$20,906,642	$13,676,563
$20.00	$30.32	$30.92	$30.33	$30.97	$21.04
1,050,002	750,002	925,002	550,002	675,002	650,002
$138,512	$122,201	$177,309	$276,639	$145,994	$126,097
$21,864,134	$23,265,556	$29,235,897	$17,262,601	$21,452,983	$13,591,551
$604,114	$956,170	$1,014,033	$1,086,596	$955,425	$483,947
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
May 31, 2025

	FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)	FT Vest U.S. Equity Max Buffer ETF - December (DECM)	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)
ASSETS:
Investments, at value	$168,658	$295,451	$296,124	$232,497
Options contracts purchased, at value	19,604,953	38,627,132	30,153,027	20,396,457
Cash	—	—	—	—
Due from broker	—	—	—	474
Receivables:
Capital shares sold	—	—	—	—
Dividends	597	1,073	1,065	676
Total Assets	19,774,208	38,923,656	30,450,216	20,630,104

LIABILITIES:
Options contracts written, at value	487,891	793,887	2,053,788	442,439
Due to authorized participant	—	—	—	—
Due to broker	8	395	154	—
Investment advisory fees payable	13,467	27,342	20,493	12,842
Total Liabilities	501,366	821,624	2,074,435	455,281
NET ASSETS	$19,272,842	$38,102,032	$28,375,781	$20,174,823

NET ASSETS consist of:
Paid-in capital	$19,168,660	$37,716,089	$27,875,174	$19,814,927
Par value	9,500	12,250	9,000	6,500
Accumulated distributable earnings (loss)	94,682	373,693	491,607	353,396
NET ASSETS	$19,272,842	$38,102,032	$28,375,781	$20,174,823
NET ASSET VALUE, per share	$20.29	$31.10	$31.53	$31.04
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	950,002	1,225,002	900,002	650,002
Investments, at cost	$168,658	$295,451	$296,124	$232,497
Premiums paid on options contracts purchased	$19,657,751	$38,782,842	$27,844,667	$20,498,645
Premiums received on options contracts written	$651,135	$1,413,641	$937,685	$524,498
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)

$39,344
3,976,608
—
30

—
143
4,016,125

98,350
—
—
2,804
101,154
$3,914,971

$3,856,858
1,250
56,863
$3,914,971
$31.32
125,002
$39,344
$3,884,691
$97,389
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Period Ended May 31, 2025

	FT Vest U.S. Equity Max Buffer ETF - January (JANM) (a)	FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA) (a)	FT Vest U.S. Equity Max Buffer ETF - February (FEBM) (b)	FT Vest Emerging Markets Buffer ETF - March (TMAR) (c)
INVESTMENT INCOME:
Dividends	$3,564	$1,162	$4,870	$118
Total investment income	3,564	1,162	4,870	118

EXPENSES:
Investment advisory fees	79,531	11,225	97,754	2,504
Total expenses	79,531	11,225	97,754	2,504
NET INVESTMENT INCOME (LOSS)	(75,967)	(10,063)	(92,884)	(2,386)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	—	—	—	—
Written options contracts	—	—	—	—
In-kind redemptions - Purchased options contracts	129,917	(34,970)	249,508	40,604
In-kind redemptions - Written options contracts	33,431	40,158	63,515	(10,315)
Net realized gain (loss)	163,348	5,188	313,023	30,289
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(298,261)	(89,323)	422,024	(45,149)
Written options contracts	426,529	41,325	(46,614)	(15,170)
Net change in unrealized appreciation (depreciation)	128,268	(47,998)	375,410	(60,319)
NET REALIZED AND UNREALIZED GAIN (LOSS)	291,616	(42,810)	688,433	(30,030)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$215,649	$(52,873)	$595,549	$(32,416)

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is February 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is March 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is April 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(e)	Inception date is May 16, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(f)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR) (c)	FT Vest U.S. Equity Max Buffer ETF - March (MARM)	FT Vest U.S. Equity Max Buffer ETF - April (APXM) (d)	FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP) (d)	FT Vest U.S. Equity Max Buffer ETF - May (MAYM) (e)	FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN) (f)

$531	$54,459	$261	$635	$822	$3,456
531	54,459	261	635	822	3,456

8,067	1,420,502	5,143	6,496	3,431	198,142
8,067	1,420,502	5,143	6,496	3,431	198,142
(7,536)	(1,366,043)	(4,882)	(5,861)	(2,609)	(194,686)

—	(6,080,558)	—	—	—	98
—	1,029,598	—	—	—	91
—	21,186,880	—	—	—	1,146,964
—	(924,452)	—	—	—	268,552
—	15,211,468	—	—	—	1,415,705

180,091	2,296,877	395,186	1,032,421	2,176	(188,510)
60,533	(2,915,494)	(303,530)	(395,913)	22,241	473,395
240,624	(618,617)	91,656	636,508	24,417	284,885
240,624	14,592,851	91,656	636,508	24,417	1,700,590
$233,088	$13,226,808	$86,774	$630,647	$21,808	$1,505,904
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Period Ended May 31, 2025

	FT Vest U.S. Equity Max Buffer ETF - June (JUNM) (f)	FT Vest U.S. Equity Max Buffer ETF - July (JULM) (g)	FT Vest U.S. Equity Max Buffer ETF - August (AUGM) (h)	FT Vest Emerging Markets Buffer ETF - September (TSEP) (i)
INVESTMENT INCOME:
Dividends	$(12,122)	$1,173	$(325)	$201
Total investment income	(12,122)	1,173	(325)	201

EXPENSES:
Investment advisory fees	635,830	133,306	152,033	11,547
Total expenses	635,830	133,306	152,033	11,547
NET INVESTMENT INCOME (LOSS)	(647,952)	(132,133)	(152,358)	(11,346)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	—	—	—	—
Written options contracts	—	—	—	—
In-kind redemptions - Purchased options contracts	3,485,574	398,978	1,112,928	20,362
In-kind redemptions - Written options contracts	(312,107)	(69,866)	(297,022)	35,098
Net realized gain (loss)	3,173,467	329,112	815,906	55,460
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	1,356,173	680,113	140,706	(69,165)
Written options contracts	1,098,757	112,131	135,392	24,099
Net change in unrealized appreciation (depreciation)	2,454,930	792,244	276,098	(45,066)
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,628,397	1,121,356	1,092,004	10,394
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,980,445	$989,223	$939,646	$(952)

(f)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(g)	Inception date is July 24, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(h)	Inception date is August 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(i)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(j)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(k)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(l)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE) (i)	FT Vest U.S. Equity Max Buffer ETF - September (SEPM) (i)	FT Vest U.S. Equity Max Buffer ETF - October (OCTM) (j)	FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC) (j)	FT Vest U.S. Equity Max Buffer ETF - November (NOVM) (k)	FT Vest Emerging Markets Buffer ETF - December (TDEC) (l)

$2,419	$2,026	$2,965	$3,118	$2,756	$862
2,419	2,026	2,965	3,118	2,756	862

115,609	153,268	151,867	52,003	94,171	32,420
115,609	153,268	151,867	52,003	94,171	32,420
(113,190)	(151,242)	(148,902)	(48,885)	(91,415)	(31,558)

—	—	—	—	—	—
—	—	—	—	—	—
(13,939)	450,435	291,639	—	(3,029)	22,413
(60,541)	62,954	169,235	—	92,359	2,747
(74,480)	513,389	460,874	—	89,330	25,160

(705,601)	(63,820)	(307,773)	82,369	(248,382)	310,355
325,485	389,422	531,893	157,116	526,370	143,614
(380,116)	325,602	224,120	239,485	277,988	453,969
(454,596)	838,991	684,994	239,485	367,318	479,129
$(567,786)	$687,749	$536,092	$190,600	$275,903	$447,571
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Period Ended May 31, 2025

	FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE) (l)	FT Vest U.S. Equity Max Buffer ETF - December (DECM) (l)	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG) (j)	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG) (k)
INVESTMENT INCOME:
Dividends	$2,321	$3,990	$4,144	$1,537
Total investment income	2,321	3,990	4,144	1,537

EXPENSES:
Investment advisory fees	55,479	123,450	124,317	32,382
Total expenses	55,479	123,450	124,317	32,382
NET INVESTMENT INCOME (LOSS)	(53,158)	(119,460)	(120,173)	(30,845)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	—	—	(2,439,644)	(1,162,654)
Written options contracts	—	—	173,384	54,315
In-kind redemptions - Purchased options contracts	25,317	(218)	1,495,311	894,759
In-kind redemptions - Written options contracts	11,702	28,054	190,086	617,486
Net realized gain (loss)	37,019	27,836	(580,863)	403,906
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(52,798)	(155,710)	2,308,360	(102,188)
Written options contracts	163,244	619,754	(1,116,103)	82,059
Net change in unrealized appreciation (depreciation)	110,446	464,044	1,192,257	(20,129)
NET REALIZED AND UNREALIZED GAIN (LOSS)	147,465	491,880	611,394	383,777
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,307	$372,420	$491,221	$352,932

(j)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(k)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(l)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX) (l)

$499
499

10,621
10,621
(10,122)

(170,449)
472
82,193
63,490
(24,294)

91,917
(961)
90,956
66,662
$56,540
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest U.S. Equity Max Buffer ETF - January (JANM)	FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)	FT Vest U.S. Equity Max Buffer ETF - February (FEBM)	FT Vest Emerging Markets Buffer ETF - March (TMAR)
	Period Ended 5/31/2025 (a)	Period Ended 5/31/2025 (a)	Period Ended 5/31/2025 (b)	Period Ended 5/31/2025 (c)
OPERATIONS:
Net investment income (loss)	$(75,967)	$(10,063)	$(92,884)	$(2,386)
Net realized gain (loss)	163,348	5,188	313,023	30,289
Net change in unrealized appreciation (depreciation)	128,268	(47,998)	375,410	(60,319)
Net increase (decrease) in net assets resulting from operations	215,649	(52,873)	595,549	(32,416)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	31,871,286	5,877,012	56,501,110	4,020,993
Cost of shares redeemed	(1,565,775)	(1,433,288)	(2,859,914)	(1,984,615)
Net increase (decrease) in net assets resulting from shareholder transactions	30,305,511	4,443,724	53,641,196	2,036,378
Total increase (decrease) in net assets	30,521,160	4,390,851	54,236,745	2,003,962

NET ASSETS:
Beginning of period	—	—	—	—
End of period	$30,521,160	$4,390,851	$54,236,745	$2,003,962

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	1,025,002	200,002	1,975,002	200,002
Shares redeemed	(50,000)	(50,000)	(100,000)	(100,000)
Shares outstanding, end of period	975,002	150,002	1,875,002	100,002

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is February 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is March 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is March 26, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(e)	Inception date is April 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(f)	Inception date is May 16, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)	FT Vest U.S. Equity Max Buffer ETF - March (MARM)		FT Vest U.S. Equity Max Buffer ETF - April (APXM)	FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)	FT Vest U.S. Equity Max Buffer ETF - May (MAYM)
Period Ended 5/31/2025 (c)	Year Ended 5/31/2025	Period Ended 5/31/2024 (d)	Period Ended 5/31/2025 (e)	Period Ended 5/31/2025 (e)	Period Ended 5/31/2025 (f)

$(7,536)	$(1,366,043)	$(178,161)	$(4,882)	$(5,861)	$(2,609)
—	15,211,468	100,016	—	—	—
240,624	(618,617)	2,325,809	91,656	636,508	24,417
233,088	13,226,808	2,247,664	86,774	630,647	21,808

5,874,199	163,848,476	199,455,651	6,663,518	7,660,566	14,661,916
—	(240,839,246)	(2,179,663)	—	—	—
5,874,199	(76,990,770)	197,275,988	6,663,518	7,660,566	14,661,916
6,107,287	(63,763,962)	199,523,652	6,750,292	8,291,213	14,683,724

—	199,523,652	—	—	—	—
$6,107,287	$135,759,690	$199,523,652	$6,750,292	$8,291,213	$14,683,724

—	6,800,002	—	—	—	—
300,002	5,300,000	6,875,002	225,002	250,002	475,002
—	(7,825,000)	(75,000)	—	—	—
300,002	4,275,002	6,800,002	225,002	250,002	475,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)	FT Vest U.S. Equity Max Buffer ETF - June (JUNM)	FT Vest U.S. Equity Max Buffer ETF - July (JULM)	FT Vest U.S. Equity Max Buffer ETF - August (AUGM)
	Period Ended 5/31/2025 (g)	Period Ended 5/31/2025 (g)	Period Ended 5/31/2025 (h)	Period Ended 5/31/2025 (i)
OPERATIONS:
Net investment income (loss)	$(194,686)	$(647,952)	$(132,133)	$(152,358)
Net realized gain (loss)	1,415,705	3,173,467	329,112	815,906
Net change in unrealized appreciation (depreciation)	284,885	2,454,930	792,244	276,098
Net increase (decrease) in net assets resulting from operations	1,505,904	4,980,445	989,223	939,646

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	38,565,480	104,303,684	21,318,313	34,446,785
Cost of shares redeemed	(14,476,937)	(50,147,657)	(4,706,940)	(17,587,085)
Net increase (decrease) in net assets resulting from shareholder transactions	24,088,543	54,156,027	16,611,373	16,859,700
Total increase (decrease) in net assets	25,594,447	59,136,472	17,600,596	17,799,346

NET ASSETS:
Beginning of period	—	—	—	—
End of period	$25,594,447	$59,136,472	$17,600,596	$17,799,346

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	1,250,002	3,400,002	700,002	1,100,002
Shares redeemed	(450,000)	(1,575,000)	(150,000)	(550,000)
Shares outstanding, end of period	800,002	1,825,002	550,002	550,002

(g)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(h)	Inception date is July 24, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(i)	Inception date is August 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(j)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(k)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(l)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - September (TSEP)	FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)	FT Vest U.S. Equity Max Buffer ETF - September (SEPM)	FT Vest U.S. Equity Max Buffer ETF - October (OCTM)	FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)	FT Vest U.S. Equity Max Buffer ETF - November (NOVM)
Period Ended 5/31/2025 (j)	Period Ended 5/31/2025 (j)	Period Ended 5/31/2025 (j)	Period Ended 5/31/2025 (k)	Period Ended 5/31/2025 (k)	Period Ended 5/31/2025 (l)

$(11,346)	$(113,190)	$(151,242)	$(148,902)	$(48,885)	$(91,415)
55,460	(74,480)	513,389	460,874	—	89,330
(45,066)	(380,116)	325,602	224,120	239,485	277,988
(952)	(567,786)	687,749	536,092	190,600	275,903

4,058,767	29,234,350	38,483,441	35,738,795	16,490,717	22,932,502
(1,983,103)	(7,662,723)	(16,429,852)	(7,671,810)	—	(2,301,763)
2,075,664	21,571,627	22,053,589	28,066,985	16,490,717	20,630,739
2,074,712	21,003,841	22,741,338	28,603,077	16,681,317	20,906,642

—	—	—	—	—	—
$2,074,712	$21,003,841	$22,741,338	$28,603,077	$16,681,317	$20,906,642

—	—	—	—	—	—
200,002	1,450,002	1,300,002	1,175,002	550,002	750,002
(100,000)	(400,000)	(550,000)	(250,000)	—	(75,000)
100,002	1,050,002	750,002	925,002	550,002	675,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Emerging Markets Buffer ETF - December (TDEC)	FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)	FT Vest U.S. Equity Max Buffer ETF - December (DECM)	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)
	Period Ended 5/31/2025 (m)	Period Ended 5/31/2025 (m)	Period Ended 5/31/2025 (m)	Period Ended 5/31/2025 (k)
OPERATIONS:
Net investment income (loss)	$(31,558)	$(53,158)	$(119,460)	$(120,173)
Net realized gain (loss)	25,160	37,019	27,836	(580,863)
Net change in unrealized appreciation (depreciation)	453,969	110,446	464,044	1,192,257
Net increase (decrease) in net assets resulting from operations	447,571	94,307	372,420	491,221

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,208,703	20,168,710	38,494,567	73,407,130
Cost of shares redeemed	(979,711)	(990,175)	(764,955)	(45,522,570)
Net increase (decrease) in net assets resulting from shareholder transactions	13,228,992	19,178,535	37,729,612	27,884,560
Total increase (decrease) in net assets	13,676,563	19,272,842	38,102,032	28,375,781

NET ASSETS:
Beginning of period	—	—	—	—
End of period	$13,676,563	$19,272,842	$38,102,032	$28,375,781

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	700,002	1,000,002	1,250,002	2,400,002
Shares redeemed	(50,000)	(50,000)	(25,000)	(1,500,000)
Shares outstanding, end of period	650,002	950,002	1,225,002	900,002

(k)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(l)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(m)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)	FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)
Period Ended 5/31/2025 (l)	Period Ended 5/31/2025 (m)

$(30,845)	$(10,122)
403,906	(24,294)
(20,129)	90,956
352,932	56,540

42,293,991	6,925,241
(22,472,100)	(3,066,810)
19,821,891	3,858,431
20,174,823	3,914,971

—	—
$20,174,823	$3,914,971

—	—
1,375,002	225,002
(725,000)	(100,000)
650,002	125,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - January (JANM)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$31.07
Income from investment operations:
Net investment income (loss) (b)	(0.09)
Net realized and unrealized gain (loss)	0.32
Total from investment operations	0.23
Net asset value, end of period	$31.30
Total return (c)	0.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$30,521
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Uncapped Accelerator ETF - January (UXJA)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$29.88
Income from investment operations:
Net investment income (loss) (b)	(0.08)
Net realized and unrealized gain (loss)	(0.53)
Total from investment operations	(0.61)
Net asset value, end of period	$29.27
Total return (c)	(2.04)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,391
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.76)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - February (FEBM)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$28.80
Income from investment operations:
Net investment income (loss) (b)	(0.06)
Net realized and unrealized gain (loss)	0.19
Total from investment operations	0.13
Net asset value, end of period	$28.93
Total return (c)	0.45%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$54,237
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is February 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Emerging Markets Buffer ETF - March (TMAR)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$19.97
Income from investment operations:
Net investment income (loss) (b)	(0.03)
Net realized and unrealized gain (loss)	0.10 (c)
Total from investment operations	0.07
Net asset value, end of period	$20.04
Total return (d)	0.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,004
Ratio of total expenses to average net assets	0.95% (e)
Ratio of net investment income (loss) to average net assets	(0.91)% (e)
Portfolio turnover rate (f)	0%

(a)	Inception date is March 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Equal Weight Buffer ETF - March (RSMR)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$20.17
Income from investment operations:
Net investment income (loss) (b)	(0.03)
Net realized and unrealized gain (loss)	0.22
Total from investment operations	0.19
Net asset value, end of period	$20.36
Total return (c)	0.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,107
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.79)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is March 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - March (MARM)

	Year Ended 5/31/2025	Period Ended 5/31/2024 (a)

Net asset value, beginning of period	$29.34	$29.05
Income from investment operations:
Net investment income (loss) (b)	(0.25)	(0.04)
Net realized and unrealized gain (loss)	2.67	0.33
Total from investment operations	2.42	0.29
Net asset value, end of period	$31.76	$29.34
Total return (c)	8.25%	1.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$135,760	$199,524
Ratio of total expenses to average net assets	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)%	(0.82)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is March 26, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - April (APXM)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$29.48
Income from investment operations:
Net investment income (loss) (b)	(0.03)
Net realized and unrealized gain (loss)	0.55
Total from investment operations	0.52
Net asset value, end of period	$30.00
Total return (c)	1.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,750
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is April 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Uncapped Accelerator ETF - April (UXAP)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$29.48
Income from investment operations:
Net investment income (loss) (b)	(0.03)
Net realized and unrealized gain (loss)	3.71
Total from investment operations	3.68
Net asset value, end of period	$33.16
Total return (c)	12.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,291
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.77)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is April 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - May (MAYM)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.90
Income from investment operations:
Net investment income (loss) (b)	(0.01)
Net realized and unrealized gain (loss)	0.02
Total from investment operations	0.01
Net asset value, end of period	$30.91
Total return (c)	0.03%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$14,684
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.65)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is May 16, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.14
Income from investment operations:
Net investment income (loss) (b)	(0.25)
Net realized and unrealized gain (loss)	2.10
Total from investment operations	1.85
Net asset value, end of period	$31.99
Total return (c)	6.14%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$25,594
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - June (JUNM)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.49
Income from investment operations:
Net investment income (loss) (b)	(0.26)
Net realized and unrealized gain (loss)	2.17
Total from investment operations	1.91
Net asset value, end of period	$32.40
Total return (c)	6.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$59,136
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.87)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - July (JULM)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.31
Income from investment operations:
Net investment income (loss) (b)	(0.22)
Net realized and unrealized gain (loss)	1.91
Total from investment operations	1.69
Net asset value, end of period	$32.00
Total return (c)	5.58%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,601
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is July 24, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - August (AUGM)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$31.04
Income from investment operations:
Net investment income (loss) (b)	(0.21)
Net realized and unrealized gain (loss)	1.53
Total from investment operations	1.32
Net asset value, end of period	$32.36
Total return (c)	4.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,799
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is August 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Emerging Markets Buffer ETF - September (TSEP)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$20.01
Income from investment operations:
Net investment income (loss) (b)	(0.13)
Net realized and unrealized gain (loss)	0.87
Total from investment operations	0.74
Net asset value, end of period	$20.75
Total return (c)	3.70%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,075
Ratio of total expenses to average net assets	0.95% (d)
Ratio of net investment income (loss) to average net assets	(0.93)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$19.87
Income from investment operations:
Net investment income (loss) (b)	(0.11)
Net realized and unrealized gain (loss)	0.24 (c)
Total from investment operations	0.13
Net asset value, end of period	$20.00
Total return (d)	0.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$21,004
Ratio of total expenses to average net assets	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.83)% (e)
Portfolio turnover rate (f)	0%

(a)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - September (SEPM)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$29.55
Income from investment operations:
Net investment income (loss) (b)	(0.17)
Net realized and unrealized gain (loss)	0.94
Total from investment operations	0.77
Net asset value, end of period	$30.32
Total return (c)	2.61%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$22,741
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.84)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - October (OCTM)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.40
Income from investment operations:
Net investment income (loss) (b)	(0.16)
Net realized and unrealized gain (loss)	0.68
Total from investment operations	0.52
Net asset value, end of period	$30.92
Total return (c)	1.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$28,603
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.40
Income from investment operations:
Net investment income (loss) (b)	(0.15)
Net realized and unrealized gain (loss)	0.08
Total from investment operations	(0.07)
Net asset value, end of period	$30.33
Total return (c)	(0.23)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,681
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.80)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - November (NOVM)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.46
Income from investment operations:
Net investment income (loss) (b)	(0.14)
Net realized and unrealized gain (loss)	0.65
Total from investment operations	0.51
Net asset value, end of period	$30.97
Total return (c)	1.67%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$20,907
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Emerging Markets Buffer ETF - December (TDEC)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$19.95
Income from investment operations:
Net investment income (loss) (b)	(0.08)
Net realized and unrealized gain (loss)	1.17
Total from investment operations	1.09
Net asset value, end of period	$21.04
Total return (c)	5.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13,677
Ratio of total expenses to average net assets	0.95% (d)
Ratio of net investment income (loss) to average net assets	(0.92)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Equal Weight Buffer ETF - December (RSDE)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$20.14
Income from investment operations:
Net investment income (loss) (b)	(0.07)
Net realized and unrealized gain (loss)	0.22
Total from investment operations	0.15
Net asset value, end of period	$20.29
Total return (c)	0.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$19,273
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - December (DECM)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.74
Income from investment operations:
Net investment income (loss) (b)	(0.11)
Net realized and unrealized gain (loss)	0.47
Total from investment operations	0.36
Net asset value, end of period	$31.10
Total return (c)	1.17%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$38,102
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.40
Income from investment operations:
Net investment income (loss) (b)	(0.16)
Net realized and unrealized gain (loss)	1.29
Total from investment operations	1.13
Net asset value, end of period	$31.53
Total return (c)	3.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$28,376
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.46
Income from investment operations:
Net investment income (loss) (b)	(0.14)
Net realized and unrealized gain (loss)	0.72
Total from investment operations	0.58
Net asset value, end of period	$31.04
Total return (c)	1.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$20,175
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)

Period Ended 5/31/2025 (a)

Net asset value, beginning of period	$30.74
Income from investment operations:
Net investment income (loss) (b)	(0.11)
Net realized and unrealized gain (loss)	0.69
Total from investment operations	0.58
Net asset value, end of period	$31.32
Total return (c)	1.89%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,915
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is December 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
May 31, 2025

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the twenty-five funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below:

FT Vest U.S. Equity Max Buffer ETF - January – (Cboe BZX Exchange, Inc. (“Cboe”) ticker “JANM”)(1)
FT Vest U.S. Equity Uncapped Accelerator ETF - January – (Cboe ticker “UXJA”)(1)
FT Vest U.S. Equity Max Buffer ETF - February – (Cboe ticker “FEBM”)(2)
FT Vest Emerging Markets Buffer ETF - March – (Cboe ticker “TMAR”)(3)
FT Vest U.S. Equity Equal Weight Buffer ETF - March – (NYSE Arca, Inc. (“NYSE Arca”) ticker “RSMR”)(3)
FT Vest U.S. Equity Max Buffer ETF - March – (Cboe ticker “MARM”)
FT Vest U.S. Equity Max Buffer ETF - April – (Cboe ticker “APXM”)(4)
FT Vest U.S. Equity Uncapped Accelerator ETF - April – (Cboe ticker “UXAP”)(4)
FT Vest U.S. Equity Max Buffer ETF - May – (Cboe ticker “MAYM”)(5)
FT Vest U.S. Equity Equal Weight Buffer ETF - June – (NYSE Arca ticker “RSJN”)(6)
FT Vest U.S. Equity Max Buffer ETF - June – (Cboe ticker “JUNM”)(6)
FT Vest U.S. Equity Max Buffer ETF - July – (Cboe ticker “JULM”)(7)
FT Vest U.S. Equity Max Buffer ETF - August – (Cboe ticker “AUGM”)(8)
FT Vest Emerging Markets Buffer ETF - September – (Cboe ticker “TSEP”)(9)
FT Vest U.S. Equity Equal Weight Buffer ETF - September – (NYSE Arca ticker “RSSE”)(9)
FT Vest U.S. Equity Max Buffer ETF - September – (Cboe ticker “SEPM”)(9)
FT Vest U.S. Equity Max Buffer ETF - October – (Cboe ticker “OCTM”)(10)
FT Vest U.S. Equity Uncapped Accelerator ETF - October – (Cboe ticker “UXOC”)(10)
FT Vest U.S. Equity Max Buffer ETF - November – (Cboe ticker “NOVM”)(11)
FT Vest Emerging Markets Buffer ETF - December – (Cboe ticker “TDEC”)(12)
FT Vest U.S. Equity Equal Weight Buffer ETF - December – (NYSE Arca ticker “RSDE”)(12)
FT Vest U.S. Equity Max Buffer ETF - December – (Cboe ticker “DECM”)(12)
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF – (Cboe ticker “DHDG”)(10)
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF – (Cboe ticker “FHDG”)(11)
FT Vest U.S. Equity Quarterly Max Buffer ETF – (Cboe ticker “SQMX”)(12)

(1)	Commenced investment operations on January 17, 2025.
(2)	Commenced investment operations on February 21, 2025.
(3)	Commenced investment operations on March 21, 2025.
(4)	Commenced investment operations on April 17, 2025.
(5)	Commenced investment operations on May 16, 2025.
(6)	Commenced investment operations on June 21, 2024.
(7)	Commenced investment operations on July 24, 2024.
(8)	Commenced investment operations on August 16, 2024.
(9)	Commenced investment operations on September 20, 2024.
(10)	Commenced investment operations on October 18, 2024.
(11)	Commenced investment operations on November 15, 2024.
(12)	Commenced investment operations on December 20, 2024.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of JANM is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying SPDR ETF”), up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over an approximate period of one year

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025
(the “Target Outcome Period”). Over the Target Outcome Period from January 21, 2025 through January 16, 2026, the Fund seeks to buffer against the first 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.24%. When the Fund’s fees and expenses are taken into account, the cap is 6.39% and the buffer is 99.15%.
The investment objective of UXJA is to seek to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the Underlying SPDR ETF, if the Underlying SPDR ETF experiences at least 2.0% of positive price returns over the period from January 21, 2025 through January 16, 2026.
The investment objective of FEBM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from February 24, 2025 through February 20, 2026, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.12%. When the Fund’s fees and expenses are taken into account, the cap is 6.27% and the buffer is 99.15%.
The investment objective of TMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares MSCI Emerging Markets ETF (the “Underlying MSCI ETF”), up to a predetermined upside cap of 17.32% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from March 24, 2025 through March 20, 2026. When the Fund’s fees and expenses are taken into account, the cap is 16.37% and the buffer is 9.06%.
The investment objective of RSMR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco S&P 500® Equal Weight ETF Trust (the “Underlying Invesco ETF”), up to a predetermined upside cap of 13.86% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from March 24, 2025 through March 20, 2026. When the Fund’s fees and expenses are taken into account, the cap is 13.01% and the buffer is 9.15%.
The investment objective of MARM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from March 24, 2025 through March 20, 2026, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.18%. When the Fund’s fees and expenses are taken into account, the cap is 6.33% and the buffer is 99.15%. Prior to March 24, 2025, the Fund’s investment objective included an upside cap of 9.23% and a Target Outcome Period of March 27, 2024 through March 21, 2025. When the Fund’s fees and expenses were taken into account, the cap was 8.39% and the buffer was 99.16%.
The investment objective of APXM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from April 21, 2025 through April 17, 2026, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.24%. When the Fund’s fees and expenses are taken into account, the cap is 6.39% and the buffer is 99.15%.
The investment objective of UXAP is to seek to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the Underlying SPDR ETF, if the Underlying SPDR ETF experiences at least 2.0% of positive price returns over the period from April 21, 2025 through April 17, 2026.
The investment objective of MAYM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from May 19, 2025 through May 15, 2026, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.02%. When the Fund’s fees and expenses are taken into account, the cap is 6.17% and the buffer is 99.15%.
The investment objective of RSJN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 19.03% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from June 24, 2024 through June 20, 2025.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025
The investment objective of JUNM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from June 24, 2024 through June 20, 2025, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 9.08%. When the Fund’s fees and expenses are taken into account, the cap is 8.23% and the buffer is 99.15%.
The investment objective of JULM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from July 25, 2024 through July 18, 2025, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 8.45%. When the Fund’s fees and expenses are taken into account, the cap is 7.61% and the buffer is 99.16%.
The investment objective of AUGM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from August 19, 2024 through August 15, 2025, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 8.02%. When the Fund’s fees and expenses are taken into account, the cap is 7.17% and the buffer is 99.15%.
The investment objective of TSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 16.25% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from September 23, 2024 through September 19, 2025. When the Fund’s fees and expenses are taken into account, the cap is 15.30% and the buffer is 9.05%.
The investment objective of RSSE is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 14.71% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from September 23, 2024 through September 19, 2025. When the Fund’s fees and expenses are taken into account, the cap is 13.86% and the buffer is 9.15%.
The investment objective of SEPM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from September 23, 2024 through September 19, 2025, the Fund seeks to buffer against 49.98% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 49.13%.
The investment objective of OCTM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from October 21, 2024 through October 17, 2025, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.05%. When the Fund’s fees and expenses are taken into account, the cap is 6.20% and the buffer is 99.15%.
The investment objective of UXOC is to seek to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the Underlying SPDR ETF, if the Underlying SPDR ETF experiences at least 2.0% of positive price returns over the period from October 21, 2024 through October 17, 2025.
The investment objective of NOVM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from November 18, 2024 through November 21, 2025, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.50%. When the Fund’s fees and expenses are taken into account, the cap is 6.64% and the buffer is 99.13%.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025
The investment objective of TDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 19.92% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from December 23, 2024 through December 19, 2025. When the Fund’s fees and expenses are taken into account, the cap is 18.97% and the buffer is 9.05%.
The investment objective of RSDE is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 14.17% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from December 23, 2024 through December 19, 2025. When the Fund’s fees and expenses are taken into account, the cap is 13.32% and the buffer is 9.15%.
The investment objective of DECM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from December 23, 2024 and ends on December 19, 2025, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.33%. When the Fund’s fees and expenses are taken into account, the cap is 6.48% and the buffer is 99.15%.
The investment objective of DHDG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 5.88% while seeking to provide a buffer (before fees and expenses) against Underlying SPDR ETF losses between -2.5% and -15% over the period from April 21, 2025 through July 18, 2025 (the “Target Outcome Period”). When the Fund’s fees and expenses are taken into account, the cap is 5.66% and the buffer is between -2.71% and -15.21%. Prior to April 21, 2025, the Fund’s investment objective included an upside cap of 4.54% and 4.20% and a Target Outcome Period of October 21, 2024 through January 17, 2025 and January 21, 2025 through April 17, 2025, respectively.
The investment objective of FHDG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide a dynamic buffer of either 5.0% or 7.5% (before fees and expenses) against Underlying SPDR ETF losses over an approximate period of three months (the “Target Outcome Period”). Over the Target Outcome Period from May 19, 2025 through August 15, 2025, the Fund seeks to buffer against the first 7.5% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 4.12%. When the Fund’s fees and expenses are taken into account, the cap is 3.91% and the buffer is 7.29%. Prior to May 19, 2025, the Fund’s investment objective included an upside cap of 4.15% and 4.23% and a Target Outcome Period of November 18, 2024 through February 21, 2025 and February 24, 2025 through May 16, 2025, respectively.
The investment objective of SQMX is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses), against Underlying SPDR ETF losses over an approximate period of three months (the “Target Outcome Period”). Over the Target Outcome Period from March 24, 2025 through June 20, 2025, the Fund seeks to buffer against the first 12.20% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 3.00%. When the Fund’s fees and expenses are taken into account, the cap is 2.79% and the buffer is 11.99%. Prior to March 24, 2025, the Fund’s investment objective sought to buffer against the first 12.65% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 3.00% and included a Target Outcome Period of December 23, 2024 through March 21, 2025.
Under normal market conditions, each Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the applicable Underlying ETF.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of May 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Negative dividend amount, if any, represents charges by broker on excess cash held in the account.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at May 31, 2025 are FLEX Options.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2025 or 2024.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Max Buffer ETF - January	31-Jan-25	$—	$(2)	$20,116
FT Vest U.S. Equity Uncapped Accelerator ETF - January	31-Jan-25	—	(1)	13,848
FT Vest U.S. Equity Max Buffer ETF - February	28-Feb-25	—	—	(8,131)
FT Vest Emerging Markets Buffer ETF - March	31-Mar-25	—	—	(22,668)
FT Vest U.S. Equity Equal Weight Buffer ETF - March	31-Mar-25	—	—	(17,172)
FT Vest U.S. Equity Max Buffer ETF - March	31-Mar-25	(266,652)	(5,051,142)	(20,814)
FT Vest U.S. Equity Max Buffer ETF - April	30-Apr-25	—	—	43,802
FT Vest U.S. Equity Uncapped Accelerator ETF - April	30-Apr-25	—	—	112,816
FT Vest U.S. Equity Max Buffer ETF - May	31-May-25	—	—	24,417
FT Vest U.S. Equity Equal Weight Buffer ETF - June	30-Jun-24	—	—	(4,677)
FT Vest U.S. Equity Max Buffer ETF - June	30-Jun-24	—	(1)	2,244
FT Vest U.S. Equity Max Buffer ETF - July	31-Jul-24	—	—	25,814
FT Vest U.S. Equity Max Buffer ETF - August	31-Aug-24	—	—	66,069
FT Vest Emerging Markets Buffer ETF - September	30-Sep-24	—	(1)	14,772
FT Vest U.S. Equity Equal Weight Buffer ETF - September	30-Sep-24	—	—	(8,121)
FT Vest U.S. Equity Max Buffer ETF - September	30-Sep-24	—	—	17,387
FT Vest U.S. Equity Max Buffer ETF - October	31-Oct-24	—	(1)	(54,413)
FT Vest U.S. Equity Uncapped Accelerator ETF - October	31-Oct-24	—	(1)	(43,748)
FT Vest U.S. Equity Max Buffer ETF - November	30-Nov-24	—	—	46,590
FT Vest Emerging Markets Buffer ETF - December	31-Dec-24	—	—	(4,914)
FT Vest U.S. Equity Equal Weight Buffer ETF - December	31-Dec-24	—	—	(13,740)
FT Vest U.S. Equity Max Buffer ETF - December	31-Dec-24	—	—	(8,267)
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	31-Oct-24	—	(1)	(20,335)
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	30-Nov-24	—	(52)	21,329
FT Vest U.S. Equity Quarterly Max Buffer ETF	31-Dec-24	—	—	433
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For JUNM, RSJN, JULM, AUGM, SEPM, TSEP, RSSE, UXOC, OCTM, DHDG, NOVM, FHDG, TDEC, SQMX, RSDE and DECM, the taxable periods ended 2024 remain open to federal and state audit. For JANM, UXJA, FEBM, TMAR, RSMR, UXAP, APXM, and MAYM, the taxable periods ended 2025 remain open to federal and state audit. For MARM, the taxable period ended 2024 and year ended 2025 remain open to federal and state audit. As of May 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025
extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest U.S. Equity Max Buffer ETF - January	31-Jan-25	$2
FT Vest U.S. Equity Uncapped Accelerator ETF - January	31-Jan-25	1
FT Vest U.S. Equity Max Buffer ETF - February	28-Feb-25	—
FT Vest Emerging Markets Buffer ETF - March	31-Mar-25	—
FT Vest U.S. Equity Equal Weight Buffer ETF - March	31-Mar-25	—
FT Vest U.S. Equity Max Buffer ETF - March	31-Mar-25	5,051,142
FT Vest U.S. Equity Max Buffer ETF - April	30-Apr-25	—
FT Vest U.S. Equity Uncapped Accelerator ETF - April	30-Apr-25	—
FT Vest U.S. Equity Max Buffer ETF - May	31-May-25	—
FT Vest U.S. Equity Equal Weight Buffer ETF - June	30-Jun-24	—
FT Vest U.S. Equity Max Buffer ETF - June	30-Jun-24	1
FT Vest U.S. Equity Max Buffer ETF - July	31-Jul-24	—
FT Vest U.S. Equity Max Buffer ETF - August	31-Aug-24	—
FT Vest Emerging Markets Buffer ETF - September	30-Sep-24	1
FT Vest U.S. Equity Equal Weight Buffer ETF - September	30-Sep-24	—
FT Vest U.S. Equity Max Buffer ETF - September	30-Sep-24	—
FT Vest U.S. Equity Max Buffer ETF - October	31-Oct-24	1
FT Vest U.S. Equity Uncapped Accelerator ETF - October	31-Oct-24	1
FT Vest U.S. Equity Max Buffer ETF - November	30-Nov-24	—
FT Vest Emerging Markets Buffer ETF - December	31-Dec-24	—
FT Vest U.S. Equity Equal Weight Buffer ETF - December	31-Dec-24	—
FT Vest U.S. Equity Max Buffer ETF - December	31-Dec-24	—
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	31-Oct-24	1
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	30-Nov-24	52
FT Vest U.S. Equity Quarterly Max Buffer ETF	31-Dec-24	—
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund’s applicable taxable year end, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest U.S. Equity Max Buffer ETF - March	31-Mar-25	$266,652	$—

In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For each Fund’s applicable taxable period, the adjustments were as follows:

	Taxable Year End	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
FT Vest U.S. Equity Max Buffer ETF - January	31-Jan-25	$2,014	$—	$(2,014)
FT Vest U.S. Equity Uncapped Accelerator ETF - January	31-Jan-25	389	—	(389)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025
	Taxable Year End	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
FT Vest U.S. Equity Max Buffer ETF - February	28-Feb-25	$1,872	$—	$(1,872)
FT Vest Emerging Markets Buffer ETF - March	31-Mar-25	224	—	(224)
FT Vest U.S. Equity Equal Weight Buffer ETF - March	31-Mar-25	314	—	(314)
FT Vest U.S. Equity Max Buffer ETF - March	31-Mar-25	1,096,238	(20,102,128)	19,005,890
FT Vest U.S. Equity Max Buffer ETF - April	30-Apr-25	899	—	(899)
FT Vest U.S. Equity Uncapped Accelerator ETF - April	30-Apr-25	604	—	(604)
FT Vest U.S. Equity Max Buffer ETF - May	31-May-25	2,609	—	(2,609)
FT Vest U.S. Equity Equal Weight Buffer ETF - June	30-Jun-24	246	—	(246)
FT Vest U.S. Equity Max Buffer ETF - June	30-Jun-24	3,537	—	(3,537)
FT Vest U.S. Equity Max Buffer ETF - July	31-Jul-24	547	—	(547)
FT Vest U.S. Equity Max Buffer ETF - August	31-Aug-24	3,219	—	(3,219)
FT Vest Emerging Markets Buffer ETF - September	30-Sep-24	212	—	(212)
FT Vest U.S. Equity Equal Weight Buffer ETF - September	30-Sep-24	373	—	(373)
FT Vest U.S. Equity Max Buffer ETF - September	30-Sep-24	1,827	(1)	(1,826)
FT Vest U.S. Equity Max Buffer ETF - October	31-Oct-24	1,768	—	(1,768)
FT Vest U.S. Equity Uncapped Accelerator ETF - October	31-Oct-24	387	—	(387)
FT Vest U.S. Equity Max Buffer ETF - November	30-Nov-24	2,258	—	(2,258)
FT Vest Emerging Markets Buffer ETF - December	31-Dec-24	234	—	(234)
FT Vest U.S. Equity Equal Weight Buffer ETF - December	31-Dec-24	375	—	(375)
FT Vest U.S. Equity Max Buffer ETF - December	31-Dec-24	1,273	—	(1,273)
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	31-Oct-24	386	—	(386)
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	30-Nov-24	464	—	(464)
FT Vest U.S. Equity Quarterly Max Buffer ETF	31-Dec-24	323	—	(323)
As of May 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Max Buffer ETF - January	$30,414,496	$759,157	$(630,889)	$128,268
FT Vest U.S. Equity Uncapped Accelerator ETF - January	4,441,635	80,917	(128,915)	(47,998)
FT Vest U.S. Equity Max Buffer ETF - February	53,898,352	1,922,189	(1,546,779)	375,410
FT Vest Emerging Markets Buffer ETF - March	2,065,703	3,134	(63,453)	(60,319)
FT Vest U.S. Equity Equal Weight Buffer ETF - March	5,870,730	505,370	(264,746)	240,624
FT Vest U.S. Equity Max Buffer ETF - March	134,145,993	6,438,831	(4,731,639)	1,707,192
FT Vest U.S. Equity Max Buffer ETF - April	6,662,620	628,925	(537,269)	91,656
FT Vest U.S. Equity Uncapped Accelerator ETF - April	7,659,962	1,032,421	(395,913)	636,508
FT Vest U.S. Equity Max Buffer ETF - May	14,661,914	132,144	(107,727)	24,417
FT Vest U.S. Equity Equal Weight Buffer ETF - June	25,325,694	1,488,724	(1,203,839)	284,885
FT Vest U.S. Equity Max Buffer ETF - June	56,731,450	4,779,707	(2,324,777)	2,454,930
FT Vest U.S. Equity Max Buffer ETF - July	16,820,693	1,454,664	(662,420)	792,244
FT Vest U.S. Equity Max Buffer ETF - August	17,457,738	870,731	(594,633)	276,098
FT Vest Emerging Markets Buffer ETF - September	2,121,410	41,807	(86,873)	(45,066)
FT Vest U.S. Equity Equal Weight Buffer ETF - September	21,398,532	331,698	(711,814)	(380,116)
FT Vest U.S. Equity Max Buffer ETF - September	22,431,587	857,857	(532,255)	325,602

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Max Buffer ETF - October	$28,399,173	$761,019	$(536,899)	$224,120
FT Vest U.S. Equity Uncapped Accelerator ETF - October	16,452,644	739,622	(500,137)	239,485
FT Vest U.S. Equity Max Buffer ETF - November	20,643,552	548,886	(270,898)	277,988
FT Vest Emerging Markets Buffer ETF - December	13,233,701	795,660	(341,691)	453,969
FT Vest U.S. Equity Equal Weight Buffer ETF - December	19,175,274	319,291	(208,845)	110,446
FT Vest U.S. Equity Max Buffer ETF - December	37,664,652	782,438	(318,394)	464,044
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	27,203,106	3,483,803	(2,291,546)	1,192,257
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	20,206,644	126,083	(146,212)	(20,129)
FT Vest U.S. Equity Quarterly Max Buffer ETF	3,826,646	227,459	(136,503)	90,956
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. The annual unitary management fee payable by each Fund, with the exception of TMAR, TSEP and TDEC, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025
For TMAR, TSEP and TDEC, the annual unitary management fee payable by the Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
First Trust and Vest Financial LLC (“Vest”), an affiliate of First Trust, are responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of each Fund’s expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended May 31, 2025, the Funds had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund holds options for a target outcome period based on the expiration date of the options. For securities transactions purposes, the options are considered short-term investments.
For the period ended May 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest U.S. Equity Max Buffer ETF - January	$9,236,537	$1,553,186
FT Vest U.S. Equity Uncapped Accelerator ETF - January	—	1,401,941
FT Vest U.S. Equity Max Buffer ETF - February	7,750,182	2,832,836

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025
	Purchases	Sales
FT Vest Emerging Markets Buffer ETF - March	$997,183	$1,960,936
FT Vest U.S. Equity Equal Weight Buffer ETF - March	1,919,294	—
FT Vest U.S. Equity Max Buffer ETF - March	125,215,990	238,440,571
FT Vest U.S. Equity Max Buffer ETF - April	—	—
FT Vest U.S. Equity Uncapped Accelerator ETF - April	1,519,927	—
FT Vest U.S. Equity Max Buffer ETF - May	1,527,245	—
FT Vest U.S. Equity Equal Weight Buffer ETF - June	—	14,385,367
FT Vest U.S. Equity Max Buffer ETF - June	—	49,882,423
FT Vest U.S. Equity Max Buffer ETF - July	—	4,674,436
FT Vest U.S. Equity Max Buffer ETF - August	—	17,460,950
FT Vest Emerging Markets Buffer ETF - September	—	1,964,724
FT Vest U.S. Equity Equal Weight Buffer ETF - September	—	7,596,558
FT Vest U.S. Equity Max Buffer ETF - September	7,331,558	16,296,524
FT Vest U.S. Equity Max Buffer ETF - October	751,897	7,614,985
FT Vest U.S. Equity Uncapped Accelerator ETF - October	2,831,885	—
FT Vest U.S. Equity Max Buffer ETF - November	—	2,286,254
FT Vest Emerging Markets Buffer ETF - December	—	967,324
FT Vest U.S. Equity Equal Weight Buffer ETF - December	2,002,758	981,415
FT Vest U.S. Equity Max Buffer ETF - December	5,338,606	758,163
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	18,486,913	45,135,308
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	14,981,034	22,304,080
FT Vest U.S. Equity Quarterly Max Buffer ETF	3,760,021	3,041,053
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at May 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
JANM
Options contracts	Equity Risk	Options contracts purchased, at value	$30,917,991	Options contracts written, at value	$633,532
UXJA
Options contracts	Equity Risk	Options contracts purchased, at value	4,562,489	Options contracts written, at value	258,150
FEBM
Options contracts	Equity Risk	Options contracts purchased, at value	55,105,470	Options contracts written, at value	1,337,094
TMAR
Options contracts	Equity Risk	Options contracts purchased, at value	2,071,077	Options contracts written, at value	89,322
RSMR
Options contracts	Equity Risk	Options contracts purchased, at value	6,290,253	Options contracts written, at value	245,034
MARM
Options contracts	Equity Risk	Options contracts purchased, at value	143,150,095	Options contracts written, at value	8,597,633
APXM
Options contracts	Equity Risk	Options contracts purchased, at value	7,508,767	Options contracts written, at value	823,649

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
UXAP
Options contracts	Equity Risk	Options contracts purchased, at value	$9,452,069	Options contracts written, at value	$1,317,105
MAYM
Options contracts	Equity Risk	Options contracts purchased, at value	15,139,245	Options contracts written, at value	609,095
RSJN
Options contracts	Equity Risk	Options contracts purchased, at value	25,515,308	Options contracts written, at value	10,571
JUNM
Options contracts	Equity Risk	Options contracts purchased, at value	59,626,648	Options contracts written, at value	620,998
JULM
Options contracts	Equity Risk	Options contracts purchased, at value	18,050,235	Options contracts written, at value	504,467
AUGM
Options contracts	Equity Risk	Options contracts purchased, at value	18,181,135	Options contracts written, at value	447,299
TSEP
Options contracts	Equity Risk	Options contracts purchased, at value	2,085,540	Options contracts written, at value	23,715
RSSE
Options contracts	Equity Risk	Options contracts purchased, at value	21,158,533	Options contracts written, at value	278,629
SEPM
Options contracts	Equity Risk	Options contracts purchased, at value	23,201,736	Options contracts written, at value	566,748
OCTM
Options contracts	Equity Risk	Options contracts purchased, at value	28,928,124	Options contracts written, at value	482,140
UXOC
Options contracts	Equity Risk	Options contracts purchased, at value	17,344,970	Options contracts written, at value	929,480
NOVM
Options contracts	Equity Risk	Options contracts purchased, at value	21,204,601	Options contracts written, at value	429,055
TDEC
Options contracts	Equity Risk	Options contracts purchased, at value	13,901,906	Options contracts written, at value	340,333
RSDE
Options contracts	Equity Risk	Options contracts purchased, at value	19,604,953	Options contracts written, at value	487,891
DECM
Options contracts	Equity Risk	Options contracts purchased, at value	38,627,132	Options contracts written, at value	793,887

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
DHDG
Options contracts	Equity Risk	Options contracts purchased, at value	$30,153,027	Options contracts written, at value	$2,053,788
FHDG
Options contracts	Equity Risk	Options contracts purchased, at value	20,396,457	Options contracts written, at value	442,439
SQMX
Options contracts	Equity Risk	Options contracts purchased, at value	3,976,608	Options contracts written, at value	98,350
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended May 31, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	JANM	UXJA	FEBM	TMAR	RSMR
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$129,917	$(34,970)	$249,508	$40,604	$—
Written options contracts	33,431	40,158	63,515	(10,315)	—
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(298,261)	(89,323)	422,024	(45,149)	180,091
Written options contracts	426,529	41,325	(46,614)	(15,170)	60,533

Statements of Operations Location	MARM	APXM	UXAP	MAYM	RSJN
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$15,106,322	$—	$—	$—	$1,147,062
Written options contracts	105,146	—	—	—	268,643
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	2,296,877	395,186	1,032,421	2,176	(188,510)
Written options contracts	(2,915,494)	(303,530)	(395,913)	22,241	473,395

Statements of Operations Location	JUNM	JULM	AUGM	TSEP	RSSE
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$3,485,574	$398,978	$1,112,928	$20,362	$(13,939)
Written options contracts	(312,107)	(69,866)	(297,022)	35,098	(60,541)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	1,356,173	680,113	140,706	(69,165)	(705,601)
Written options contracts	1,098,757	112,131	135,392	24,099	325,485

Statements of Operations Location	SEPM	OCTM	UXOC	NOVM	TDEC
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$450,435	$291,639	$—	$(3,029)	$22,413
Written options contracts	62,954	169,235	—	92,359	2,747

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025

Statements of Operations Location	SEPM	OCTM	UXOC	NOVM	TDEC
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	$(63,820)	$(307,773)	$82,369	$(248,382)	$310,355
Written options contracts	389,422	531,893	157,116	526,370	143,614

Statements of Operations Location	RSDE	DECM	DHDG	FHDG	SQMX
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$25,317	$(218)	$(944,333)	$(267,895)	$(88,256)
Written options contracts	11,702	28,054	363,470	671,801	63,962
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(52,798)	(155,710)	2,308,360	(102,188)	91,917
Written options contracts	163,244	619,754	(1,116,103)	82,059	(961)
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended May 31, 2025, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
JANM	$32,678,789	$1,462,537	$1,132,767	$72,706
UXJA	6,171,373	1,519,561	422,283	122,808
FEBM	57,314,486	2,631,040	1,401,715	111,235
TMAR	4,141,010	2,024,784	168,289	94,137
RSMR	6,110,162	—	305,567	—
MARM	291,556,407	353,752,914	8,117,192	7,778,816
APXM	7,113,581	—	520,119	—
UXAP	8,419,648	—	921,192	—
MAYM	15,137,069	—	631,336	—
RSJN	39,158,427	13,454,609	968,723	484,757
JUNM	106,878,726	48,608,251	3,619,356	1,899,601
JULM	21,937,435	4,567,313	838,586	221,988
AUGM	35,464,816	17,424,387	1,362,035	779,344
TSEP	4,160,789	2,006,084	144,636	96,822
RSSE	29,879,735	8,015,602	948,686	344,572
SEPM	39,908,388	16,642,831	1,815,866	859,695
OCTM	36,779,899	7,544,002	1,403,925	389,892
UXOC	17,262,601	—	1,086,596	—
NOVM	23,778,569	2,325,586	1,084,087	128,662
TDEC	14,583,479	991,928	533,722	49,775
RSDE	20,649,329	991,578	698,325	47,190
DECM	39,552,184	769,342	1,452,659	39,018
DHDG	122,077,518	94,232,851	1,720,394	782,709
FHDG	67,859,863	47,361,218	1,335,161	810,663
SQMX	10,057,650	6,172,959	161,723	64,334

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 22, 2026 for MARM, June 10, 2026 for JUNM, June 14, 2026 for RSJN, July 24, 2026 for JULM, August 12, 2026 for AUGM and SEPM, September 6, 2026 for RSMR, RSDE and RSSE, September 11, 2026 for TMAR, TSEP and TDEC, October 8, 2026 for JANM, FEBM, APXM, MAYM, OCTM, NOVM and DECM, October 16, 2026 for DHDG, October 18, 2026 for UXJA, UXAP and UXOC, November 8, 2026 for FHDG, and December 16, 2026 for SQMX.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025
As of June 23, 2025, the investment objective of RSJN changed to include an upside cap of 15.79% and a Target Outcome Period of June 23, 2025 through June 18, 2026. When the Fund’s fees and expenses are taken into account, the cap is 14.94% and the buffer is 9.15%.
As of June 23, 2025, the investment objective of JUNM changed to seek to buffer against 66.53% of Underlying SPDR ETF losses and an upside cap of 7.00% and include a Target Outcome Period of June 23, 2025 through June 18, 2026. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 65.68%.
As of June 23, 2025, the investment objective of SQMX changed to seek to buffer against 13.82% of Underlying SPDR ETF losses and an upside cap of 3.00% and include a Target Outcome Period of June 23, 2025 through September 19, 2025. When the Fund’s fees and expenses are taken into account, the cap is 2.79% and the buffer is 13.61%.
As of July 21, 2025, the investment objective of JULM changed to seek to buffer against 66.50% of Underlying SPDR ETF losses and an upside cap of 7.00% and include a Target Outcome Period of July 21, 2025 through July 17, 2026. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 65.65%.
As of July 21, 2025, the investment objective of DHDG changed to include an upside cap of 4.31% and a Target Outcome Period of July 21, 2025 through October 17, 2025. When the Fund’s fees and expenses are taken into account, the cap is 4.10%.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VIII:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of FT Vest U.S. Equity Max Buffer ETF – January, FT Vest U.S. Equity Uncapped Accelerator ETF – January, FT Vest U.S. Equity Max Buffer ETF – February, FT Vest Emerging Markets Buffer ETF – March, FT Vest U.S. Equity Equal Weight Buffer ETF – March, FT Vest U.S. Equity Max Buffer ETF – March, FT Vest U.S. Equity Max Buffer ETF – April, FT Vest U.S. Equity Uncapped Accelerator ETF – April, FT Vest U.S. Equity Max Buffer ETF – May, FT Vest U.S. Equity Equal Weight Buffer ETF – June, FT Vest U.S. Equity Max Buffer ETF – June, FT Vest U.S. Equity Max Buffer ETF – July, FT Vest U.S. Equity Max Buffer ETF – August, FT Vest Emerging Markets Buffer ETF – September, FT Vest U.S. Equity Equal Weight Buffer ETF – September, FT Vest U.S. Equity Max Buffer ETF – September, FT Vest U.S. Equity Max Buffer ETF – October, FT Vest U.S. Equity Uncapped Accelerator ETF – October, FT Vest U.S. Equity Max Buffer ETF – November, FT Vest Emerging Markets Buffer ETF – December, FT Vest U.S. Equity Equal Weight Buffer ETF – December, FT Vest U.S. Equity Max Buffer ETF – December, FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF, FT Vest U.S. Equity Quarterly Dynamic Buffer ETF, and FT Vest U.S. Equity Quarterly Max Buffer ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund VIII, as of May 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
FT Vest U.S. Equity Max Buffer ETF - January	For the period from January 17, 2025 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Uncapped Accelerator ETF - January
FT Vest U.S. Equity Max Buffer ETF - February	For the period from February 21, 2025 (commencement of investment operations) through May 31, 2025
FT Vest Emerging Markets Buffer ETF - March	For the period from March 21, 2025 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Equal Weight Buffer ETF - March
FT Vest U.S. Equity Max Buffer ETF - March	For the year ended May 31, 2025	For the year ended May 31, 2025 and for the period from March 26, 2024 (commencement of investment operations) through May 31, 2024
FT Vest U.S. Equity Max Buffer ETF - April	For the period from April 17, 2025 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Uncapped Accelerator ETF - April
FT Vest U.S. Equity Max Buffer ETF - May	For the period from May 16, 2025 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Equal Weight Buffer ETF - June	For the period from June 21, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Max Buffer ETF - June
FT Vest U.S. Equity Max Buffer ETF - July	For the period from July 24, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Max Buffer ETF - August	For the period from August 16, 2024 (commencement of investment operations) through May 31, 2025

Report of Independent Registered Public Accounting Firm (Continued)
Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
FT Vest Emerging Markets Buffer ETF - September	For the period from September 20, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Equal Weight Buffer ETF - September
FT Vest U.S. Equity Max Buffer ETF - September
FT Vest U.S. Equity Max Buffer ETF - October	For the period from October 18, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Uncapped Accelerator ETF - October
FT Vest U.S. Equity Max Buffer ETF - November	For the period from November 15, 2024 (commencement of investment operations) through May 31, 2025
FT Vest Emerging Markets Buffer ETF - December	For the period from December 20, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Equal Weight Buffer ETF - December
FT Vest U.S. Equity Max Buffer ETF - December
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	For the period from October 18, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	For the period from November 15, 2024 (commencement of investment operations) through May 31, 2025
FT Vest U.S. Equity Quarterly Max Buffer ETF	For the period from December 20, 2024 (commencement of investment operations) through May 31, 2025
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
July 22, 2025

Report of Independent Registered Public Accounting Firm (Continued)
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VIII
May 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal period ended May 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the fiscal period ended May 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest U.S. Equity Max Buffer ETF – January (JANM)
FT Vest U.S. Equity Max Buffer ETF – February (FEMB)
FT Vest U.S. Equity Max Buffer ETF – March (MARM)
FT Vest U.S. Equity Max Buffer ETF – April (APXM)
FT Vest U.S. Equity Max Buffer ETF – May (MAYM)
FT Vest U.S. Equity Max Buffer ETF – June (JUNM)
FT Vest U.S. Equity Max Buffer ETF – July (JULM)
FT Vest U.S. Equity Max Buffer ETF – August (AUGM)
FT Vest U.S. Equity Max Buffer ETF – September (SEPM)
FT Vest U.S. Equity Max Buffer ETF – October (OCTM)
FT Vest U.S. Equity Max Buffer ETF – November (NOVM)
FT Vest U.S. Equity Max Buffer ETF – December (DECM)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on February 14, 2024. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025 (Unaudited)
The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the February 14, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as fee rates charged by the Advisor and the Sub-Advisor to other ETFs. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest U.S. Equity Buffer ETF, FT Vest U.S. Equity Deep Buffer ETF, FT Vest U.S. Equity Moderate Buffer ETF and FT Vest U.S. Equity Enhance & Moderate Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025 (Unaudited)
staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest Emerging Markets Buffer ETF – March (TMAR)
FT Vest Emerging Markets Buffer ETF – June (TJUN)
FT Vest Emerging Markets Buffer ETF – September (TSEP)
FT Vest Emerging Markets Buffer ETF – December (TDEC)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on September 9, 2024. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025 (Unaudited)
Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the September 9, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.95% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Funds compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest International Equity Moderate Buffer ETF, FT Vest U.S. Small Cap Moderate Buffer ETF and FT Vest Nasdaq-100 Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.90% of its average daily net assets. In light of

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025 (Unaudited)
the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest U.S. Equity Equal Weight Buffer ETF – March (RSMR)
FT Vest U.S. Equity Equal Weight Buffer ETF – June (RSJN)
FT Vest U.S. Equity Equal Weight Buffer ETF – September (RSSE)
FT Vest U.S. Equity Equal Weight Buffer ETF – December (RSDE)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on June 3, 2024. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025 (Unaudited)
of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the June 3, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025 (Unaudited)
total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Funds compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest U.S. Equity Buffer ETF, FT Vest U.S. Equity Moderate Buffer ETF and FT Vest U.S. Equity Deep Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest U.S. Equity Uncapped Accelerator ETF – January (UXJA)
FT Vest U.S. Equity Uncapped Accelerator ETF – April (UXAP)
FT Vest U.S. Equity Uncapped Accelerator ETF – July (UXJL)
FT Vest U.S. Equity Uncapped Accelerator ETF – October (UXOC)

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025 (Unaudited)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on September 9, 2024. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the September 9, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody,

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025 (Unaudited)
fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Funds compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest U.S. Equity Buffer ETF, FT Vest U.S. Equity Moderate Buffer ETF and FT Vest U.S. Equity Deep Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of FT Vest U.S. Equity Quarterly Max Buffer ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vest

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025 (Unaudited)
Financial LLC (the “Sub-Advisor”), for an initial two-year term at a meeting held on December 9, 2024. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.
In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the December 9, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with different buffer amounts, target outcome periods and reference assets in the First Trust Fund Complex. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025 (Unaudited)
and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as fee rates charged by the Advisor and the Sub-Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Fund will be most similar to the ETFs in the FT Vest U.S. Equity Buffer ETF and FT Vest U.S. Equity Max Buffer ETF product lines and another quarterly defined-outcome ETF in the First Trust Fund Complex, each of which is managed by the Advisor and sub-advised by the Sub-Advisor and has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund’s unitary fee, that the sub-advisory fee would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for the Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Fund and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Federal Tax Information
There were no distributions made by each Fund during their applicable taxable period; therefore, no analysis for the corporate dividends received deduction and qualified dividend income was completed.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
May 31, 2025 (Unaudited)
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by Invesco 500® Equal Weight ETF, Invesco, SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF Trust or SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.
The Funds are not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates. iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

(b)	The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VIII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 8, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	August 8, 2025

* Print the name and title of each signing officer under his or her signature.